UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790
                                   ---------

                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
                 ----------------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 3/31/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.



                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                               MARCH 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL REPORT AND SHAREHOLDER LETTER                           TAX-FREE INCOME
--------------------------------------------------------------------------------

                                                          WANT TO RECEIVE
                                                          THIS DOCUMENT
                                                          FASTER VIA EMAIL?
                      FRANKLIN CALIFORNIA
                      TAX-FREE INCOME FUND                Eligible shareholders
                                                          can sign up for
                                                          eDelivery at
                                                          franklintempleton.com.
                                                          See inside for
                                                          details.

--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                  Franklin Templeton Investments

                                  GAIN FROM OUR PERSPECTIVE(R)

                                  Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE             Each of our portfolio management groups
                                  operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                  FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                  TEMPLETON. Founded in 1940, Templeton
                                  pioneered international investing and, in
                                  1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                  MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION              Because our management groups work
                                  independently and adhere to different
                                  investment approaches, Franklin, Templeton and
                                  Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST         At Franklin Templeton Investments, we seek to
                                  consistently provide investors with
                                  exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:

Understanding Interest Rates ..............................................    4

ANNUAL REPORT

Franklin California Tax-Free Income Fund ..................................    7

Performance Summary .......................................................   13

Your Fund's Expenses ......................................................   18

Financial Highlights and
Statement of Investments ..................................................   20

Financial Statements ......................................................   52

Notes to Financial Statements .............................................   56

Report of Independent Registered
Public Accounting Firm ....................................................   63

Tax Designation ...........................................................   64

Board Members and Officers ................................................   65

Shareholder Information ...................................................   70


--------------------------------------------------------------------------------

Annual Report

Franklin California
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin California Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------
CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments as of 3/31/07**


                         AAA ......................................   55.6%
                         AA .......................................    4.1%
     [PIE CHART]         A ........................................   13.9%
                         BBB ......................................   16.2%
                         Below Investment Grade ...................    6.7%
                         Not Rated by S&P .........................    3.5%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.


RATINGS                                         MOODY'S   FITCH   INTERNAL
AAA or Aaa                                        1.0%     0.1%     0.2%
A                                                 0.1%      --      0.4%
BBB or Baa                                        0.4%     0.4%     0.8%
Below Investment Grade                             --       --      0.1%
------------------------------------------------------------------------
Total                                             1.5%     0.5%     1.5%

--------------------------------------------------------------------------------

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 24.


                                                               Annual Report | 7

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin California Tax-Free Income Fund's annual report for the fiscal year ended March 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, increased from $7.26 on March 31, 2006, to $7.35 on March 31, 2007. The Fund's Class A shares paid dividends totaling 32.92 cents per share for the reporting period. 2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.27% based on an annualization of the 2.73 cent per share March dividend and the maximum offering price of $7.68 on March 31, 2007. An investor in the 2007 maximum combined effective federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 7.24% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the year under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

STATE UPDATE

During the year under review, California's large and diverse economy experienced strong growth and healthy tax revenue increases. In recent years, the state performed close to or better than the nation and had a sustained trend of moderate private sector employment and personal income growth. As of March 2007, the state's unemployment rate was 4.8%, which was above the 4.4% national rate. 3

The state has a history of uneven financial operations, with a large operating deficit projected for fiscal year 2007. However, tax revenue for fiscal year 2006 was up 9% over the prior year, and revenue for the first four months of fiscal year 2007 was 7.1% above last year and 3.1% above forecasts, leading to a

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3.    Source: Bureau of Labor Statistics.


8 | Annual Report

DIVIDEND DISTRIBUTIONS 2

------------------------------------------------------------------------------
                                    DIVIDEND PER SHARE
                  ------------------------------------------------------------
MONTH               CLASS A        CLASS B        CLASS C       ADVISOR CLASS
------------------------------------------------------------------------------
April 2006         2.72 cents     2.39 cents     2.38 cents      2.78 cents
------------------------------------------------------------------------------
May 2006           2.72 cents     2.39 cents     2.38 cents      2.77 cents
------------------------------------------------------------------------------
June 2006          2.76 cents     2.43 cents     2.43 cents      2.81 cents
------------------------------------------------------------------------------
July 2006          2.76 cents     2.43 cents     2.43 cents      2.82 cents
------------------------------------------------------------------------------
August 2006        2.76 cents     2.43 cents     2.43 cents      2.81 cents
------------------------------------------------------------------------------
September 2006     2.76 cents     2.42 cents     2.42 cents      2.81 cents
------------------------------------------------------------------------------
October 2006       2.76 cents     2.42 cents     2.42 cents      2.81 cents
------------------------------------------------------------------------------
November 2006      2.76 cents     2.42 cents     2.42 cents      2.81 cents
------------------------------------------------------------------------------
December 2006      2.73 cents     2.38 cents     2.38 cents      2.78 cents
------------------------------------------------------------------------------
January 2007       2.73 cents     2.38 cents     2.38 cents      2.78 cents
------------------------------------------------------------------------------
February 2007      2.73 cents     2.38 cents     2.38 cents      2.78 cents
------------------------------------------------------------------------------
March 2007         2.73 cents     2.39 cents     2.39 cents      2.79 cents
------------------------------------------------------------------------------

moderately improved financial outlook. 4 Overall tax-supported debt levels rose, but were still moderate. Debt per capita has nearly doubled over the past four years and could rise further if remaining authorized debt is sold.

California's general obligation bond rating was upgraded to A1 from A2 in May 2006 by Moody's Investors Service, reflecting strong economic and tax revenue trends, financial performance in 2006 that exceeded expectations, and a moderately improved financial outlook for fiscal year 2007 and beyond. 5 The rating upgrade also takes into account the large, but still manageable, increase in long-term state debt in recent years. The state's credit outlook is stable, with economic and revenue trends expected to remain positive. However, California's real estate market has declined recently, which could flow through to the state's overall economy.

MUNICIPAL BOND MARKET OVERVIEW

For the 12 months ended March 31, 2007, the municipal bond market continued to deliver positive performance despite Federal Reserve Board (Fed) interest rate hikes, inflation concerns, volatile oil prices, mixed market expectations and uncertainty regarding future economic growth. Intermediate- and longer-term municipal yields tracked declining Treasury yields over the period.

4.    Source: Moody's Investors Service, "New Issue: California (State of),"
      2/9/07.

5.    This does not indicate Moody's rating of the Fund.


                                                               Annual Report | 9

PORTFOLIO BREAKDOWN
3/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                25.0%
--------------------------------------------------------------------------------
Transportation                                                             18.8%
--------------------------------------------------------------------------------
General Obligation                                                         14.6%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     13.3%
--------------------------------------------------------------------------------
Utilities                                                                  10.6%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        6.8%
--------------------------------------------------------------------------------
Tax-Supported                                                               4.4%
--------------------------------------------------------------------------------
Higher Education                                                            3.2%
--------------------------------------------------------------------------------
Other Revenue                                                               1.8%
--------------------------------------------------------------------------------
Housing                                                                     1.4%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

Global equity market volatility and uncertainty regarding the impact of sub-prime mortgage defaults on the housing market, economy and Fed policy resulted in a flight to quality as many investors moved from equities to bonds. Largely as a result, intermediate- and long-term yields fell. The Lehman Brothers Municipal Bond Index returned +5.43% for the period, while the Lehman Brothers U.S. Treasury Index returned +5.87%. 6

During the reporting period, short-term interest rates increased as the Fed raised the federal funds target rate from 4.75% to 5.25% in two successive hikes in May and June 2006. Since then, the Fed maintained the short-term rate at 5.25% with an inflation risk bias, stating it is more concerned with a potential for increased inflation than a slowing economy. Many market participants appeared to expect that the Fed was more likely to lower the federal funds target rate than raise it. This sentiment was reflected by an inversion of the Treasury yield curve (spread between short-term and long-term yields) for 3-month to 2-year securities during the reporting period. On March 31, 2007, the 2-year Treasury yielded 4.58%, the 10-year 4.65% and the 30-year 4.84%. Yields decreased 24, 21 and 5 basis points, respectively, for the one-year period (100 basis points equal one percentage point).

During the period, the yield curve was generally flat or inverted, nominal yields were low and credit spreads (the difference in yield between higher-grade and lower-grade securities) narrowed. In this environment, the interest rate premium decreased for assuming additional risk in the fixed income market, and non-traditional municipal buyers seemed to focus on the municipal bond market. Non-traditional or cross-over buyers typically invest in taxable securities; however, they will enter the municipal bond market when municipal valuations are attractive. With historically favorable intermediate- and longer-term municipal yields versus Treasury yields, and a positive sloping yield curve (though flatter than usual), municipal bonds offered favorable relative value for traditional and cross-over fixed income investors. As a result, demand was consistently strong for intermediate- to longer-term municipal bonds over the period, which drove performance and contributed to further flattening of the municipal yield curve. According to Municipal Market Data, the 2-year yield was unchanged, while 10-year and 30-year yields fell 22 and 36 basis points. 7

6. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.

7.    Source: Thomson Financial.


10 | Annual Report

Generally low interest rates continued to motivate municipal issuers to access the debt market to finance their capital needs. In 2006, new issuance was approximately $388 billion, which was the second-highest volume after the $408 billion issued in 2005.8 Refunding deals, in which issuers take advantage of lower rates to refinance higher yielding outstanding debt, declined in 2006 to approximately $79 billion compared with $130 billion in 2005.8 However, issuance for new capital projects increased to approximately $260 billion in 2006 versus $222 billion in 2005.8 So far in 2007, supply has been higher than in the first three months of 2006. As a result of narrowing credit spreads, many issuers found it advantageous to issue their debt without paying a premium for bond insurance. When credit spreads are narrow, the economic benefit for issuers using insurance generally diminishes, and bond insurers have limited pricing flexibility. Strong demand from traditional buyers such as mutual funds, individuals and insurance companies combined with large participation of cross-over buyers enabled the municipal bond market to absorb the comparatively large amount of new issuance through the year.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

The mixture of our value-oriented philosophy of investing primarily for income and a relatively steep municipal yield curve compared to Treasuries favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.


8.    Source: THE BOND BUYER.


                                                              Annual Report | 11

Thank you for your participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Annual Report

Performance Summary as of 3/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------
CLASS A (SYMBOL: FKTFX)                        CHANGE      3/31/07     3/31/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.09      $  7.35     $  7.26
------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/06-3/31/07)
------------------------------------------------------------------------------
Dividend Income                    $0.3292
------------------------------------------------------------------------------
Long-Term Capital Gain             $0.0070
------------------------------------------------------------------------------
       TOTAL                       $0.3362
------------------------------------------------------------------------------
CLASS B (SYMBOL: FCABX)                        CHANGE      3/31/07     3/31/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.08      $  7.34     $  7.26
------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/06-3/31/07)
------------------------------------------------------------------------------
Dividend Income                    $0.2886
------------------------------------------------------------------------------
Long-Term Capital Gain             $0.0070
------------------------------------------------------------------------------
       TOTAL                       $0.2956
------------------------------------------------------------------------------
CLASS C (SYMBOL: FRCTX)                        CHANGE      3/31/07     3/31/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.09      $  7.34     $  7.25
------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/06-3/31/07)
------------------------------------------------------------------------------
Dividend Income                    $0.2884
------------------------------------------------------------------------------
Long-Term Capital Gain             $0.0070
------------------------------------------------------------------------------
       TOTAL                       $0.2954
------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FCAVX)                  CHANGE      3/31/07     3/31/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.09      $  7.34     $  7.25
------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/06-3/31/07)
------------------------------------------------------------------------------
Dividend Income                    $0.3355
------------------------------------------------------------------------------
Long-Term Capital Gain             $0.0070
------------------------------------------------------------------------------
       TOTAL                       $0.3425
------------------------------------------------------------------------------


                                                              Annual Report | 13

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.


-----------------------------------------------------------------------------------------------------
CLASS A                                                    1-YEAR      5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +6.01%      +32.38%          +73.62%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              +1.53%      +4.87%            +5.22%
-----------------------------------------------------------------------------------------------------
   Distribution Rate 3                           4.27%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4        7.24%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                   3.44%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                    5.83%
-----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6             0.58%
-----------------------------------------------------------------------------------------------------
CLASS B                                                    1-YEAR      5-YEAR      INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +5.28%      +28.74%          +43.34%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              +1.28%      +4.85%            +4.46%
-----------------------------------------------------------------------------------------------------
   Distribution Rate 3                           3.91%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4        6.63%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                   3.06%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                    5.19%
-----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6             1.14%
-----------------------------------------------------------------------------------------------------
CLASS C                                                    1-YEAR      5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +5.43%      +28.77%          +63.97%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              +4.43%      +5.19%            +5.07%
-----------------------------------------------------------------------------------------------------
   Distribution Rate 3                           3.91%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4        6.63%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                   3.05%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                    5.17%
-----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6             1.14%
-----------------------------------------------------------------------------------------------------
ADVISOR CLASS 7                                            1-YEAR      5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +6.11%      +32.81%          +74.23%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              +6.11%      +5.84%            +5.71%
-----------------------------------------------------------------------------------------------------
   Distribution Rate 3                           4.56%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4        7.73%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                   3.70%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                    6.28%
-----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6             0.49%
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (4/1/97-3/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                           Franklin California            Lehman Brothers
       Date                Tax-Free Income Fund         Municipal Bond Index 8       CPI 8
--------------------------------------------------------------------------------------------
      4/1/1997                      9581                         10000               10000
     4/30/1997                      9657                         10084               10013
     5/31/1997                      9788                         10236               10006
     6/30/1997                      9865                         10345               10019
     7/31/1997                     10092                         10631               10031
     8/31/1997                     10044                         10531               10050
     9/30/1997                     10162                         10656               10075
    10/31/1997                     10225                         10725               10100
    11/30/1997                     10303                         10788               10094
    12/31/1997                     10428                         10945               10081
     1/31/1998                     10520                         11058               10100
     2/28/1998                     10542                         11062               10119
     3/31/1998                     10549                         11072               10138
     4/30/1998                     10524                         11022               10156
     5/31/1998                     10674                         11196               10175
     6/30/1998                     10718                         11240               10188
     7/31/1998                     10737                         11268               10200
     8/31/1998                     10888                         11442               10213
     9/30/1998                     11040                         11585               10225
    10/31/1998                     11045                         11585               10250
    11/30/1998                     11109                         11625               10250
    12/31/1998                     11105                         11655               10244
     1/31/1999                     11211                         11793               10269
     2/28/1999                     11198                         11742               10281
     3/31/1999                     11227                         11758               10313
     4/30/1999                     11242                         11787               10388
     5/31/1999                     11165                         11719               10388
     6/30/1999                     11004                         11550               10388
     7/31/1999                     11019                         11592               10419
     8/31/1999                     10864                         11500               10444
     9/30/1999                     10850                         11504               10494
    10/31/1999                     10663                         11380               10512
    11/30/1999                     10758                         11501               10519
    12/31/1999                     10618                         11415               10519
     1/31/2000                     10508                         11365               10550
     2/29/2000                     10701                         11497               10613
     3/31/2000                     11007                         11749               10700
     4/30/2000                     10896                         11679               10706
     5/31/2000                     10849                         11618               10719
     6/30/2000                     11158                         11926               10775
     7/31/2000                     11339                         12092               10800
     8/31/2000                     11570                         12279               10800
     9/30/2000                     11522                         12215               10856
    10/31/2000                     11639                         12348               10875
    11/30/2000                     11707                         12441               10881
    12/31/2000                     11959                         12749               10875
     1/31/2001                     12077                         12875               10944
     2/28/2001                     12112                         12916               10988
     3/31/2001                     12215                         13032               11012
     4/30/2001                     12014                         12890               11056
     5/31/2001                     12152                         13029               11106
     6/30/2001                     12221                         13116               11125
     7/31/2001                     12428                         13311               11094
     8/31/2001                     12721                         13530               11094
     9/30/2001                     12670                         13485               11144
    10/31/2001                     12776                         13645               11106
    11/30/2001                     12741                         13530               11088
    12/31/2001                     12600                         13402               11044
     1/31/2002                     12759                         13635               11069
     2/28/2002                     12831                         13799               11112
     3/31/2002                     12565                         13529               11175
     4/30/2002                     12745                         13793               11237
     5/31/2002                     12835                         13877               11237
     6/30/2002                     12961                         14024               11244
     7/31/2002                     13087                         14204               11256
     8/31/2002                     13233                         14375               11294
     9/30/2002                     13543                         14689               11312
    10/31/2002                     13250                         14446               11331
    11/30/2002                     13231                         14386               11331
    12/31/2002                     13452                         14689               11306
     1/31/2003                     13394                         14652               11356
     2/28/2003                     13561                         14857               11444
     3/31/2003                     13577                         14866               11512
     4/30/2003                     13651                         14964               11487
     5/31/2003                     13989                         15315               11469
     6/30/2003                     13930                         15250               11481
     7/31/2003                     13412                         14716               11494
     8/31/2003                     13448                         14826               11537
     9/30/2003                     13771                         15262               11575
    10/31/2003                     13749                         15185               11563
    11/30/2003                     13959                         15343               11531
    12/31/2003                     14073                         15470               11519
     1/31/2004                     14188                         15559               11575
     2/29/2004                     14420                         15793               11638
     3/31/2004                     14397                         15738               11713
     4/30/2004                     14039                         15365               11750
     5/31/2004                     13937                         15309               11819
     6/30/2004                     14012                         15365               11856
     7/31/2004                     14188                         15567               11838
     8/31/2004                     14485                         15879               11844
     9/30/2004                     14562                         15963               11869
    10/31/2004                     14719                         16101               11931
    11/30/2004                     14654                         15968               11937
    12/31/2004                     14845                         16163               11894
     1/31/2005                     15086                         16314               11919
     2/28/2005                     15062                         16260               11987
     3/31/2005                     14996                         16157               12081
     4/30/2005                     15240                         16412               12162
     5/31/2005                     15361                         16528               12150
     6/30/2005                     15487                         16631               12156
     7/31/2005                     15462                         16555               12212
     8/31/2005                     15605                         16723               12275
     9/30/2005                     15494                         16610               12425
    10/31/2005                     15405                         16509               12450
    11/30/2005                     15484                         16588               12350
    12/31/2005                     15603                         16731               12300
     1/31/2006                     15639                         16776               12394
     2/28/2006                     15762                         16889               12419
     3/31/2006                     15692                         16772               12487
     4/30/2006                     15686                         16767               12594
     5/31/2006                     15788                         16841               12656
     6/30/2006                     15765                         16778               12681
     7/31/2006                     15935                         16977               12719
     8/31/2006                     16150                         17229               12744
     9/30/2006                     16278                         17349               12681
    10/31/2006                     16361                         17458               12612
    11/30/2006                     16511                         17604               12594
    12/31/2006                     16450                         17541               12612
     1/31/2007                     16467                         17496               12651
     2/28/2007                     16686                         17727               12719
     3/31/2007                     16635                         17683               12835


AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS A                          3/31/07
----------------------------------------
1-Year                            +1.53%
----------------------------------------
5-Year                            +4.87%
----------------------------------------
10-Year                           +5.22%
----------------------------------------


CLASS B (1/1/99-3/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                           Franklin California            Lehman Brothers
       Date                Tax-Free Income Fund         Municipal Bond Index 8       CPI 8
--------------------------------------------------------------------------------------------
       1/1/1999                    10000                       10000                 10000
      1/31/1999                    10083                       10119                 10024
      2/28/1999                    10079                       10075                 10037
      3/31/1999                    10088                       10089                 10067
      4/30/1999                    10098                       10114                 10140
      5/31/1999                    10038                       10055                 10140
      6/30/1999                     9875                        9911                 10140
      7/31/1999                     9884                        9947                 10171
      8/31/1999                     9739                        9867                 10195
      9/30/1999                     9736                        9871                 10244
     10/31/1999                     9550                        9764                 10262
     11/30/1999                     9644                        9868                 10268
     12/31/1999                     9514                        9794                 10268
      1/31/2000                     9412                        9752                 10299
      2/29/2000                     9566                        9865                 10360
      3/31/2000                     9835                       10081                 10445
      4/30/2000                     9745                       10021                 10451
      5/31/2000                     9699                        9969                 10464
      6/30/2000                     9956                       10233                 10519
      7/31/2000                    10113                       10375                 10543
      8/31/2000                    10329                       10535                 10543
      9/30/2000                    10281                       10481                 10598
     10/31/2000                    10366                       10595                 10616
     11/30/2000                    10422                       10675                 10622
     12/31/2000                    10655                       10939                 10616
      1/31/2001                    10741                       11047                 10683
      2/28/2001                    10767                       11082                 10726
      3/31/2001                    10869                       11182                 10750
      4/30/2001                    10684                       11060                 10793
      5/31/2001                    10787                       11179                 10842
      6/30/2001                    10843                       11254                 10860
      7/31/2001                    11022                       11421                 10830
      8/31/2001                    11293                       11609                 10830
      9/30/2001                    11227                       11570                 10879
     10/31/2001                    11330                       11708                 10842
     11/30/2001                    11279                       11609                 10824
     12/31/2001                    11148                       11499                 10781
      1/31/2002                    11285                       11699                 10805
      2/28/2002                    11343                       11840                 10848
      3/31/2002                    11103                       11608                 10909
      4/30/2002                    11256                       11835                 10970
      5/31/2002                    11331                       11907                 10970
      6/30/2002                    11437                       12033                 10976
      7/31/2002                    11543                       12187                 10988
      8/31/2002                    11667                       12334                 11025
      9/30/2002                    11935                       12604                 11043
     10/31/2002                    11687                       12395                 11062
     11/30/2002                    11665                       12343                 11062
     12/31/2002                    11838                       12604                 11037
      1/31/2003                    11782                       12572                 11086
      2/28/2003                    11939                       12748                 11171
      3/31/2003                    11931                       12755                 11239
      4/30/2003                    11990                       12840                 11214
      5/31/2003                    12282                       13140                 11196
      6/30/2003                    12224                       13084                 11208
      7/31/2003                    11764                       12627                 11220
      8/31/2003                    11789                       12721                 11263
      9/30/2003                    12068                       13095                 11300
     10/31/2003                    12043                       13029                 11287
     11/30/2003                    12238                       13165                 11257
     12/31/2003                    12332                       13274                 11245
      1/31/2004                    12409                       13350                 11300
      2/29/2004                    12607                       13551                 11361
      3/31/2004                    12581                       13503                 11434
      4/30/2004                    12279                       13184                 11470
      5/31/2004                    12166                       13136                 11538
      6/30/2004                    12226                       13184                 11574
      7/31/2004                    12374                       13357                 11556
      8/31/2004                    12628                       13625                 11562
      9/30/2004                    12688                       13697                 11586
     10/31/2004                    12820                       13815                 11647
     11/30/2004                    12757                       13701                 11653
     12/31/2004                    12935                       13868                 11611
      1/31/2005                    13122                       13998                 11635
      2/28/2005                    13094                       13951                 11702
      3/31/2005                    13030                       13863                 11794
      4/30/2005                    13237                       14082                 11873
      5/31/2005                    13335                       14182                 11861
      6/30/2005                    13439                       14270                 11867
      7/31/2005                    13411                       14205                 11922
      8/31/2005                    13529                       14348                 11983
      9/30/2005                    13426                       14252                 12129
     10/31/2005                    13342                       14165                 12154
     11/30/2005                    13404                       14233                 12056
     12/31/2005                    13519                       14356                 12007
      1/31/2006                    13545                       14394                 12099
      2/28/2006                    13645                       14491                 12123
      3/31/2006                    13577                       14391                 12190
      4/30/2006                    13547                       14386                 12294
      5/31/2006                    13630                       14450                 12355
      6/30/2006                    13603                       14396                 12379
      7/31/2006                    13763                       14567                 12416
      8/31/2006                    13942                       14783                 12441
      9/30/2006                    14027                       14886                 12379
     10/31/2006                    14111                       14979                 12312
     11/30/2006                    14215                       15104                 12294
     12/31/2006                    14175                       15051                 12312
      1/31/2007                    14163                       15012                 12350
      2/28/2007                    14345                       15210                 12416
      3/31/2007                    14334                       15173                 12529


AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS B                          3/31/07
----------------------------------------
1-Year                            +1.28%
----------------------------------------
5-Year                            +4.85%
----------------------------------------
Since Inception (1/1/99)          +4.46%
----------------------------------------


                                                              Annual Report | 15

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS C                          3/31/07
----------------------------------------
1-Year                            +4.43%
----------------------------------------
5-Year                            +5.19%
----------------------------------------
10-Year                           +5.07%
----------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                          Franklin California         Lehman Brothers
        Date              Tax-Free Income Fund      Municipal Bond Index 8      CPI 8
--------------------------------------------------------------------------------------
       4/1/1997                   10000                     10000               10000
      4/30/1997                   10075                     10084               10013
      5/31/1997                   10192                     10236               10006
      6/30/1997                   10267                     10345               10019
      7/31/1997                   10514                     10631               10031
      8/31/1997                   10445                     10531               10050
      9/30/1997                   10563                     10656               10075
     10/31/1997                   10624                     10725               10100
     11/30/1997                   10699                     10788               10094
     12/31/1997                   10839                     10945               10081
      1/31/1998                   10930                     11058               10100
      2/28/1998                   10932                     11062               10119
      3/31/1998                   10949                     11072               10138
      4/30/1998                   10903                     11022               10156
      5/31/1998                   11052                     11196               10175
      6/30/1998                   11093                     11240               10188
      7/31/1998                   11123                     11268               10200
      8/31/1998                   11274                     11442               10213
      9/30/1998                   11427                     11585               10225
     10/31/1998                   11426                     11585               10250
     11/30/1998                   11472                     11625               10250
     12/31/1998                   11462                     11655               10244
      1/31/1999                   11567                     11793               10269
      2/28/1999                   11563                     11742               10281
      3/31/1999                   11573                     11758               10313
      4/30/1999                   11582                     11787               10388
      5/31/1999                   11512                     11719               10388
      6/30/1999                   11325                     11550               10388
      7/31/1999                   11335                     11592               10419
      8/31/1999                   11170                     11500               10444
      9/30/1999                   11165                     11504               10494
     10/31/1999                   10952                     11380               10512
     11/30/1999                   11060                     11501               10519
     12/31/1999                   10911                     11415               10519
      1/31/2000                   10794                     11365               10550
      2/29/2000                   10970                     11497               10613
      3/31/2000                   11279                     11749               10700
      4/30/2000                   11177                     11679               10706
      5/31/2000                   11108                     11618               10719
      6/30/2000                   11420                     11926               10775
      7/31/2000                   11599                     12092               10800
      8/31/2000                   11847                     12279               10800
      9/30/2000                   11776                     12215               10856
     10/31/2000                   11890                     12348               10875
     11/30/2000                   11954                     12441               10881
     12/31/2000                   12222                     12749               10875
      1/31/2001                   12321                     12875               10944
      2/28/2001                   12351                     12916               10988
      3/31/2001                   12450                     13032               11012
      4/30/2001                   12238                     12890               11056
      5/31/2001                   12372                     13029               11106
      6/30/2001                   12437                     13116               11125
      7/31/2001                   12642                     13311               11094
      8/31/2001                   12953                     13530               11094
      9/30/2001                   12877                     13485               11144
     10/31/2001                   12995                     13645               11106
     11/30/2001                   12937                     13530               11088
     12/31/2001                   12787                     13402               11044
      1/31/2002                   12943                     13635               11069
      2/28/2002                   13010                     13799               11112
      3/31/2002                   12734                     13529               11175
      4/30/2002                   12910                     13793               11237
      5/31/2002                   12996                     13877               11237
      6/30/2002                   13117                     14024               11244
      7/31/2002                   13239                     14204               11256
      8/31/2002                   13381                     14375               11294
      9/30/2002                   13689                     14689               11312
     10/31/2002                   13385                     14446               11331
     11/30/2002                   13360                     14386               11331
     12/31/2002                   13577                     14689               11306
      1/31/2003                   13512                     14652               11356
      2/28/2003                   13693                     14857               11444
      3/31/2003                   13684                     14866               11512
      4/30/2003                   13752                     14964               11487
      5/31/2003                   14087                     15315               11469
      6/30/2003                   14020                     15250               11481
      7/31/2003                   13492                     14716               11494
      8/31/2003                   13521                     14826               11537
      9/30/2003                   13841                     15262               11575
     10/31/2003                   13812                     15185               11563
     11/30/2003                   14036                     15343               11531
     12/31/2003                   14144                     15470               11519
      1/31/2004                   14234                     15559               11575
      2/29/2004                   14461                     15793               11638
      3/31/2004                   14432                     15738               11713
      4/30/2004                   14065                     15365               11750
      5/31/2004                   13956                     15309               11819
      6/30/2004                   14025                     15365               11856
      7/31/2004                   14195                     15567               11838
      8/31/2004                   14486                     15879               11844
      9/30/2004                   14555                     15963               11869
     10/31/2004                   14706                     16101               11931
     11/30/2004                   14635                     15968               11937
     12/31/2004                   14838                     16163               11894
      1/31/2005                   15052                     16314               11919
      2/28/2005                   15020                     16260               11987
      3/31/2005                   14947                     16157               12081
      4/30/2005                   15184                     16412               12162
      5/31/2005                   15297                     16528               12150
      6/30/2005                   15415                     16631               12156
      7/31/2005                   15383                     16555               12212
      8/31/2005                   15518                     16723               12275
      9/30/2005                   15401                     16610               12425
     10/31/2005                   15304                     16509               12450
     11/30/2005                   15375                     16588               12350
     12/31/2005                   15486                     16731               12300
      1/31/2006                   15516                     16776               12394
      2/28/2006                   15631                     16889               12419
      3/31/2006                   15554                     16772               12487
      4/30/2006                   15540                     16767               12594
      5/31/2006                   15635                     16841               12656
      6/30/2006                   15604                     16778               12681
      7/31/2006                   15766                     16977               12719
      8/31/2006                   15972                     17229               12744
      9/30/2006                   16090                     17349               12681
     10/31/2006                   16165                     17458               12612
     11/30/2006                   16307                     17604               12594
     12/31/2006                   16239                     17541               12612
      1/31/2007                   16247                     17496               12651
      2/28/2007                   16456                     17727               12719
      3/31/2007                   16397                     17683               12835


AVERAGE ANNUAL TOTAL RETURN
----------------------------------------
ADVISOR CLASS 7                  3/31/07
----------------------------------------
1-Year                            +6.11%
----------------------------------------
5-Year                            +5.84%
----------------------------------------
10-Year                           +5.71%
----------------------------------------


ADVISOR CLASS (4/1/97-3/31/07) 7

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         Franklin California         Lehman Brothers
        Date            Tax-Free Income Fund      Municipal Bond Index 8      CPI 8
------------------------------------------------------------------------------------
        4/1/1997                10000                      10000              10000
       4/30/1997                10079                      10084              10013
       5/31/1997                10216                      10236              10006
       6/30/1997                10296                      10345              10019
       7/31/1997                10534                      10631              10031
       8/31/1997                10483                      10531              10050
       9/30/1997                10607                      10656              10075
      10/31/1997                10672                      10725              10100
      11/30/1997                10753                      10788              10094
      12/31/1997                10884                      10945              10081
       1/31/1998                10980                      11058              10100
       2/28/1998                11003                      11062              10119
       3/31/1998                11010                      11072              10138
       4/30/1998                10985                      11022              10156
       5/31/1998                11140                      11196              10175
       6/30/1998                11187                      11240              10188
       7/31/1998                11207                      11268              10200
       8/31/1998                11364                      11442              10213
       9/30/1998                11523                      11585              10225
      10/31/1998                11528                      11585              10250
      11/30/1998                11594                      11625              10250
      12/31/1998                11590                      11655              10244
       1/31/1999                11702                      11793              10269
       2/28/1999                11687                      11742              10281
       3/31/1999                11718                      11758              10313
       4/30/1999                11734                      11787              10388
       5/31/1999                11653                      11719              10388
       6/30/1999                11485                      11550              10388
       7/31/1999                11501                      11592              10419
       8/31/1999                11339                      11500              10444
       9/30/1999                11324                      11504              10494
      10/31/1999                11129                      11380              10512
      11/30/1999                11228                      11501              10519
      12/31/1999                11082                      11415              10519
       1/31/2000                10968                      11365              10550
       2/29/2000                11169                      11497              10613
       3/31/2000                11488                      11749              10700
       4/30/2000                11372                      11679              10706
       5/31/2000                11323                      11618              10719
       6/30/2000                11646                      11926              10775
       7/31/2000                11835                      12092              10800
       8/31/2000                12076                      12279              10800
       9/30/2000                12026                      12215              10856
      10/31/2000                12148                      12348              10875
      11/30/2000                12219                      12441              10881
      12/31/2000                12482                      12749              10875
       1/31/2001                12605                      12875              10944
       2/28/2001                12642                      12916              10988
       3/31/2001                12749                      13032              11012
       4/30/2001                12539                      12890              11056
       5/31/2001                12683                      13029              11106
       6/30/2001                12755                      13116              11125
       7/31/2001                12971                      13311              11094
       8/31/2001                13278                      13530              11094
       9/30/2001                13224                      13485              11144
      10/31/2001                13334                      13645              11106
      11/30/2001                13281                      13530              11088
      12/31/2001                13134                      13402              11044
       1/31/2002                13302                      13635              11069
       2/28/2002                13377                      13799              11112
       3/31/2002                13119                      13529              11175
       4/30/2002                13308                      13793              11237
       5/31/2002                13384                      13877              11237
       6/30/2002                13517                      14024              11244
       7/31/2002                13649                      14204              11256
       8/31/2002                13802                      14375              11294
       9/30/2002                14127                      14689              11312
      10/31/2002                13841                      14446              11331
      11/30/2002                13803                      14386              11331
      12/31/2002                14035                      14689              11306
       1/31/2003                13976                      14652              11356
       2/28/2003                14170                      14857              11444
       3/31/2003                14169                      14866              11512
       4/30/2003                14247                      14964              11487
       5/31/2003                14601                      15315              11469
       6/30/2003                14541                      15250              11481
       7/31/2003                14001                      14716              11494
       8/31/2003                14039                      14826              11537
       9/30/2003                14379                      15262              11575
      10/31/2003                14377                      15185              11563
      11/30/2003                14597                      15343              11531
      12/31/2003                14717                      15470              11519
       1/31/2004                14818                      15559              11575
       2/29/2004                15062                      15793              11638
       3/31/2004                15039                      15738              11713
       4/30/2004                14686                      15365              11750
       5/31/2004                14559                      15309              11819
       6/30/2004                14640                      15365              11856
       7/31/2004                14825                      15567              11838
       8/31/2004                15136                      15879              11844
       9/30/2004                15217                      15963              11869
      10/31/2004                15384                      16101              11931
      11/30/2004                15317                      15968              11937
      12/31/2004                15539                      16163              11894
       1/31/2005                15771                      16314              11919
       2/28/2005                15747                      16260              11987
       3/31/2005                15679                      16157              12081
       4/30/2005                15935                      16412              12162
       5/31/2005                16063                      16528              12150
       6/30/2005                16196                      16631              12156
       7/31/2005                16171                      16555              12212
       8/31/2005                16322                      16723              12275
       9/30/2005                16207                      16610              12425
      10/31/2005                16115                      16509              12450
      11/30/2005                16199                      16588              12350
      12/31/2005                16347                      16731              12300
       1/31/2006                16387                      16776              12394
       2/28/2006                16494                      16889              12419
       3/31/2006                16421                      16772              12487
       4/30/2006                16416                      16767              12594
       5/31/2006                16525                      16841              12656
       6/30/2006                16501                      16778              12681
       7/31/2006                16681                      16977              12719
       8/31/2006                16931                      17229              12744
       9/30/2006                17042                      17349              12681
      10/31/2006                17154                      17458              12612
      11/30/2006                17290                      17604              12594
      12/31/2006                17227                      17541              12612
       1/31/2007                17245                      17496              12651
       2/28/2007                17476                      17727              12719
       3/31/2007                17423                      17683              12835


16 | Annual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. Distribution rate is based on an annualization of the respective class's March dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 3/31/07.

4. Taxable equivalent distribution rate and yield assume the published rates as of 12/28/06 for the maximum combined effective federal and California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/07.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +31.74% and +5.14%.

8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


                                                              Annual Report | 17

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    1. Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


18 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 10/1/06     VALUE 3/31/07    PERIOD* 10/1/06-3/31/07
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,021.90               $2.97
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,021.99               $2.97
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,019.10               $5.74
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.25               $5.74
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,019.10               $5.79
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.20               $5.79
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,022.40               $2.52
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.44               $2.52
-------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.58%; B: 1.14%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                              Annual Report | 19

Franklin California Tax-Free Income Fund

FINANCIAL HIGHLIGHTS


                                                                                 YEAR ENDED MARCH 31,
                                                --------------------------------------------------------------------------------
CLASS A                                                 2007             2006             2005             2004             2003
                                                --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $       7.26     $       7.27     $       7.32     $       7.24     $       7.07
                                                --------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................           0.33             0.33             0.34             0.35             0.35

 Net realized and unrealized gains (losses) .           0.10              -- d           (0.04)            0.07             s0.21
                                                --------------------------------------------------------------------------------
Total from investment operations ............           0.43             0.33             0.30             0.42             0.56
                                                --------------------------------------------------------------------------------
Less distributions from:

 Net investment income ......................          (0.33)           (0.33)           (0.34)           (0.34)           (0.36)

 Net realized gains .........................          (0.01)           (0.01)           (0.01)              --            (0.03)
                                                --------------------------------------------------------------------------------
Total distributions .........................          (0.34)           (0.34)           (0.35)           (0.34)           (0.39)
                                                --------------------------------------------------------------------------------
Redemption fees .............................             -- d             -- d             -- d             --               --
                                                --------------------------------------------------------------------------------
Net asset value, end of year ................   $       7.35     $       7.26     $       7.27     $       7.32     $       7.24
                                                ================================================================================

Total return c ..............................           6.01%            4.64%            4.16%            6.04%            8.05%

RATIO TO AVERAGE NET ASSETS:

 Expenses ...................................           0.58%            0.58%            0.57%            0.58%            0.57%

 Net investment income ......................           4.52%            4.55%            4.76%            4.80%            4.90%

SUPPLEMENTAL DATA:

Net assets, end of year (000's) .............   $ 12,949,083     $ 12,418,764     $ 12,270,603     $ 12,784,815     $ 13,376,339

Portfolio turnover rate .....................           8.02%            8.82%            8.46%           11.57%           11.92%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.


20 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin California Tax-Free Income Fund

                                                          ------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
CLASS B                                                       2007         2006         2005         2004         2003
                                                          ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................   $   7.26     $   7.26     $   7.31     $   7.23     $   7.07
                                                          ------------------------------------------------------------
Income from investment operations a:

 Net investment income b ..............................       0.29         0.29         0.30         0.30         0.31

 Net realized and unrealized gains (losses) ...........       0.09         0.01        (0.04)        0.08         0.20
                                                          ------------------------------------------------------------
Total from investment operations ......................       0.38         0.30         0.26         0.38         0.51
                                                          ------------------------------------------------------------
Less distributions from:

 Net investment income ................................      (0.29)       (0.29)       (0.30)       (0.30)       (0.32)

 Net realized gains ...................................      (0.01)       (0.01)       (0.01)          --        (0.03)
                                                          ------------------------------------------------------------
Total distributions ...................................      (0.30)       (0.30)       (0.31)       (0.30)       (0.35)
                                                          ------------------------------------------------------------
Redemption fees .......................................         -- d         -- d         -- d         --           --
                                                          ------------------------------------------------------------
Net asset value, end of year ..........................   $   7.34     $   7.26     $   7.26     $   7.31     $   7.23
                                                          ============================================================

Total return c ........................................       5.28%        4.20%        3.57%        5.44%        7.46%

RATIO TO AVERAGE NET ASSETS:

 Expenses .............................................       1.14%        1.14%        1.14%        1.15%        1.14%

 Net investment income ................................       3.96%        3.99%        4.19%        4.23%        4.33%

SUPPLEMENTAL DATA:

Net assets, end of year (000's) .......................   $289,147     $331,385     $358,856     $394,728     $402,085

Portfolio turnover rate ...............................       8.02%        8.82%        8.46%       11.57%       11.92%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 21

Franklin California Tax-Free Income Fund

                                                          ------------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
CLASS C                                                       2007         2006         2005         2004         2003
                                                          ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................   $   7.25     $   7.26     $   7.31     $   7.23     $   7.06
                                                          ------------------------------------------------------------
Income from investment operations a:

 Net investment income b ..............................       0.29         0.29         0.30         0.30         0.31

 Net realized and unrealized gains (losses) ...........       0.10           -- d      (0.04)        0.08         0.21
                                                          ------------------------------------------------------------
Total from investment operations ......................       0.39         0.29         0.26         0.38         0.52
                                                          ------------------------------------------------------------
Less distributions from:

 Net investment income ................................      (0.29)       (0.29)       (0.30)       (0.30)       (0.32)

 Net realized gains ...................................      (0.01)       (0.01)       (0.01)          --        (0.03)
                                                          ------------------------------------------------------------
Total distributions ...................................      (0.30)       (0.30)       (0.31)       (0.30)       (0.35)
                                                          ------------------------------------------------------------
Redemption fees .......................................         -- d         -- d         -- d         --           --
                                                          ------------------------------------------------------------
Net asset value, end of year ..........................   $   7.34     $   7.25     $   7.26     $   7.31     $   7.23
                                                          ============================================================

Total return c ........................................       5.43%        4.06%        3.57%        5.46%        7.46%

RATIO TO AVERAGE NET ASSETS:

 Expenses .............................................       1.14%        1.14%        1.14%        1.15%        1.13%

 Net investment income ................................       3.96%        3.99%        4.19%        4.23%        4.34%

SUPPLEMENTAL DATA:

Net assets, end of year (000's) .......................   $631,184     $546,815     $494,254     $523,545     $538,460

Portfolio turnover rate ...............................       8.02%        8.82%        8.46%       11.57%       11.92%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.


22 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin California Tax-Free Income Fund

                                                          -----------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
ADVISOR CLASS                                                 2007         2006         2005         2004      2003 e
                                                          -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................   $   7.25     $   7.26     $   7.31     $   7.23     $   7.07
                                                          ------------------------------------------------------------
Income from investment operations a:

 Net investment income b ..............................       0.34         0.34         0.35         0.35         0.36

 Net realized and unrealized gains (losses) ...........       0.10           -- d      (0.05)        0.08         0.19
                                                          ------------------------------------------------------------
Total from investment operations ......................       0.44         0.34         0.30         0.43         0.55
                                                          ------------------------------------------------------------
Less distributions from:

 Net investment income ................................      (0.34)       (0.34)       (0.34)       (0.35)       (0.36)

 Net realized gains ...................................      (0.01)       (0.01)       (0.01)          --        (0.03)
                                                          ------------------------------------------------------------
Total distributions ...................................      (0.35)       (0.35)       (0.35)       (0.35)       (0.39)
                                                          ------------------------------------------------------------
Redemption fees .......................................         -- d         -- d         -- d         --           --
                                                          ------------------------------------------------------------
Net asset value, end of year ..........................   $   7.34     $   7.25     $   7.26     $   7.31     $   7.23
                                                          ============================================================

Total return c ........................................       6.11%        4.73%        4.26%        6.13%        8.00%

RATIO TO AVERAGE NET ASSETS:

 Expenses .............................................       0.49%        0.49%        0.49%        0.50%        0.49%

 Net investment income ................................       4.61%        4.64%        4.84%        4.88%        4.98%

SUPPLEMENTAL DATA:

Net assets, end of year (000's) .......................   $122,456     $ 65,655     $ 42,389     $ 14,096     $ 10,217

Portfolio turnover rate ...............................       8.02%        8.82%        8.46%       11.57%       11.92%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share. eFor the period October 1, 2001 (effective date) to March 31, 2002.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 23

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MARCH 31, 2007

-------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.0%
MUNICIPAL BONDS 98.0%
CALIFORNIA 90.3%
ABAG Finance Authority for Nonprofit Corps. COP,
   Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22 ...     $     760,000     $   761,892
   California Mortgage Insured, 6.125%, 3/01/21 .......................................         4,065,000       4,113,292
   Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ..............................         6,000,000       6,129,660
   Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ..............................        20,625,000      20,997,694
   Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ..............         5,000,000       5,110,300
   Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 ........         5,000,000       5,149,850
   Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ......................         5,525,000       5,626,163
   Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 .............         5,000,000       5,097,300
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments,
 Series A, 5.45%, 4/01/39 .............................................................         5,500,000       5,542,680
ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn.,
   Series A, 6.125%, 8/15/20 ..........................................................        23,525,000      25,323,721
   Series C, 5.375%, 3/01/21 ..........................................................         5,000,000       5,241,950
ABAG Revenue Tax Allocation, RDA Pool,
   Series A4, FSA Insured, 5.875%, 12/15/25 ...........................................         1,060,000       1,064,759
   Series A6, FSA Insured, 5.375%, 12/15/25 ...........................................         3,670,000       3,784,027
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A,
 FSA Insured, 5.30%, 10/01/21 .........................................................         5,450,000       5,681,843
Alameda Corridor Transportation Authority Revenue,
   AMBAC Insured, zero cpn., 10/01/29 .................................................        20,000,000       7,367,200
   AMBAC Insured, zero cpn., 10/01/30 .................................................        22,000,000       7,734,100
   AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 ...................        81,685,000      67,350,099
   AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 ...................        70,015,000      57,559,331
   AMBAC Insured, zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 ...................        43,770,000      36,066,918
   AMBAC Insured, zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 ...................        32,960,000      27,163,984
   senior lien, Series A, MBIA Insured, 5.00%, 10/01/29 ...............................        24,490,000      25,240,129
Alameda County COP, Alameda County Medical Center Project, MBIA Insured, ETM,
   5.00%, 6/01/23 .....................................................................        19,195,000      19,548,764
   5.30%, 6/01/26 .....................................................................         7,000,000       7,020,160
   5.00%, 6/01/28 .....................................................................         8,925,000       9,017,820
Alvord USD, GO, Series A, FGIC Insured, ETM, 5.375%, 8/01/27 ..........................         6,100,000       6,250,426
Anaheim PFA Lease Revenue,
   Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
    9/01/24 ...........................................................................        26,855,000      12,418,289
   Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
    9/01/26 ...........................................................................        29,430,000      12,384,144
   Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
    9/01/27 ...........................................................................        22,860,000       9,181,490
   Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
    9/01/28 ...........................................................................         8,425,000       3,229,134
   Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
    9/01/29 ...........................................................................         4,320,000       1,579,781
   Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
    9/01/32 ...........................................................................        13,665,000       4,335,085
   Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
    9/01/33 ...........................................................................        37,070,000      11,211,451


24 | Annual Report

Franklin California Tax-Free Income Fund

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Anaheim PFA Lease Revenue, (continued)
   Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
    9/01/34 ..............................................................................     $  24,970,000     $   7,198,352
   Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
    3/01/37 ..............................................................................        16,080,000         4,102,169
   Public Improvements Project, Series A, FSA Insured, 5.00%, 9/01/27 ....................         8,900,000         9,032,521
   Public Improvements Project, Series A, FSA Insured, 5.00%, 3/01/37 ....................       100,000,000       101,452,000
Anaheim PFAR,
   Distribution System, second lien, MBIA Insured, 5.00%, 10/01/29 .......................         4,325,000         4,551,111
   Distribution System, second lien, MBIA Insured, 5.00%, 10/01/34 .......................         5,500,000         5,776,705
   Electric System Distribution Facilities, MBIA Insured, 4.50%, 10/01/37 ................        20,030,000        19,833,105
Anaheim UHSD, GO,
   Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 .......................         8,570,000         3,654,077
   Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ...................................         3,900,000         4,171,986
Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1, MBIA Insured,
 Pre-Refunded, 5.50%, 8/01/22 ............................................................         4,870,000         4,997,886
Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B,
   5.50%, 9/02/08 ........................................................................         1,140,000         1,162,013
   5.60%, 9/02/09 ........................................................................         1,205,000         1,234,860
Arcadia Hospital Revenue, Methodist Hospital of Southern California,
   6.50%, 11/15/12 .......................................................................         1,670,000         1,671,603
   6.625%, 11/15/22 ......................................................................         3,750,000         3,753,750
Arcadia USD, GO, Election of 2006, Series A, FSA Insured, 5.00%,
   8/01/32 ...............................................................................         5,000,000         5,314,850
   8/01/37 ...............................................................................        19,000,000        20,180,850
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 ....................         4,955,000         4,970,608
Banning USD, GO, Election of 2006, Series A, FGIC Insured, 5.00%, 8/01/31 ................         5,225,000         5,571,992
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F,
 5.00%, 4/01/31 ..........................................................................        51,255,000        54,299,034
Belmont Redwood Shores School District, Series A, Pre-Refunded, 5.50%, 9/01/22 ...........         6,500,000         6,681,415
Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30 ........................         8,590,000         9,105,228
Bonita USD, GO, Election of 2004,
   Series A, MBIA Insured, 5.00%, 8/01/27 ................................................         5,100,000         5,384,325
   Series B, FGIC Insured, 5.00%, 8/01/29 ................................................         8,350,000         8,873,795
   Series B, FGIC Insured, 5.00%, 8/01/31 ................................................        10,425,000        11,062,384
Brentwood 1915 Act Revenue, Infrastructure Financing, Reassessment, Refunding, Series A,
 FSA Insured, 5.80%, 9/02/17 .............................................................         5,090,000         5,199,944
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
   AMBAC Insured, 5.00%,
    9/02/30 ..............................................................................         5,685,000         6,047,532
    9/02/34 ..............................................................................         5,000,000         5,304,050
Byron USD, GO, Series A, FGIC Insured, 5.00%, 8/01/31 ....................................         5,145,000         5,459,565
Cabrillo Community College District GO, Election of 2004, Series B, MBIA Insured, 5.00%,
 8/01/36 .................................................................................        18,070,000        19,238,768
Calexico USD, GO, Refunding, MBIA Insured, 5.25%, 8/01/33 ................................         4,285,000         4,619,144
California Counties Lease Financing Authority COP, CSAC Financing Corp.,
 Amador County Project, ETM, 7.70%, 10/01/09 .............................................         1,050,000         1,107,141


                                                              Annual Report | 25

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
California County Tobacco Securitization Agency Revenue, Asset-Backed,
   Alameda County, 5.875%, 6/01/35 .......................................................     $   7,500,000     $   7,969,500
   Gold Country Funding Corp., Pre-Refunded, 6.00%, 6/01/38 ..............................        10,000,000        11,135,100
   Golden Gate Corp., Series A, 6.00%, 6/01/43 ...........................................        10,000,000        10,683,000
   Kern County Corp., Series A, 6.125%, 6/01/43 ..........................................        28,135,000        30,216,709
   Kern County Corp., Series B, 6.25%, 6/01/37 ...........................................        19,460,000        21,103,981
   Stanislaus Fund, Series A, 5.875%, 6/01/43 ............................................         8,690,000         9,091,565
California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed,
   Merced Funding Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 .........................        10,235,000        11,311,517
   Sonoma County Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ..........................        30,000,000        33,155,400
California Educational Facilities Authority Revenue,
   Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ...................         2,545,000         2,588,749
   Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/32 ..........         8,435,000         1,787,714
   Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/33 ..........         8,435,000         1,676,119
   Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/34 ..........         8,435,000         1,571,525
   Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/35 ..........         8,435,000         1,473,426
   Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/36 ..........         8,435,000         1,381,400
   Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/37 ..........         8,435,000         1,295,194
   Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/38 ..........         8,435,000         1,214,387
   Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/39 ..........         8,435,000         1,138,556
   Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/26 .............         7,620,000         3,256,102
   Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/27 .............         7,365,000         3,006,761
   Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/28 .............         4,120,000         1,606,676
   Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/30 .............         5,685,000         2,021,643
   Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/31 .............         7,615,000         2,585,140
   Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/32 .............         7,615,000         2,467,488
   Occidental College, Series A, MBIA Insured, 5.00%, 10/01/36 ...........................         7,275,000         7,676,434
   Pepperdine University, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/32 ............         5,000,000         5,283,850
   Pooled College and University, Series B, 6.75%, 6/01/30 ...............................        11,495,000        12,579,323
   Santa Clara University, AMBAC Insured, zero cpn., 9/01/26 .............................         5,800,000         2,487,446
   Stanford University, Refunding, Series O, 5.125%, 1/01/31 .............................        21,250,000        21,659,275
California Health Facilities Financing Authority Revenue,
   Casa Colina, 6.125%, 4/01/32 ..........................................................        10,300,000        11,021,824
   Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/18 ...................        26,345,000        26,952,252
   Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/28 ...................       122,575,000       124,563,166
   Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/18 ................         1,750,000         1,798,510
   Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/28 ................        17,270,000        17,748,724
   Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ...........        12,500,000        12,811,625
   Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ...........         5,680,000         5,768,210
   Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 ........         1,480,000         1,514,691
   Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 .......         3,125,000         3,199,188
   Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/18 ......................        11,905,000        12,235,007
   Catholic Healthcare West, Series G, 5.25%, 7/01/23 ....................................         3,000,000         3,173,610
   Catholic 2005, Refunding, Series A, MBIA Insured, 5.00%, 7/01/17 ......................         3,390,000         3,468,140
   Catholic 2005, Refunding, Series A, MBIA Insured, 5.125%, 7/01/24 .....................         7,825,000         8,005,131
   Catholic 2005, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 ...................           130,000           133,047
   Catholic 2005, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 ..................           550,000           563,057
   Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 ..................         8,355,000         8,559,948


26 | Annual Report

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
California Health Facilities Financing Authority Revenue, (continued)
   Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ........................   $  52,500,000   $  53,786,250
   County Program, Series B, 7.20%, 1/01/12 ...................................................       1,880,000       1,885,076
   Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/18 .....................       5,000,000       5,150,250
   Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/28 .....................      25,390,000      25,991,997
   Families First, Refunding, Series A, California Mortgage Insured, 6.00%, 12/01/25 ..........      11,365,000      11,925,181
   Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22 ...........       1,445,000       1,446,257
   Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ..................................      71,050,000      71,079,841
   Insured Health Facility, Help Group, Series A, California Mortgage Insured, 6.10%,
    8/01/25 ...................................................................................      12,905,000      13,483,402
   Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ...........................................      46,000,000      46,898,380
   Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20 ..............................      32,295,000      33,126,919
   Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24 ..............................     136,775,000     139,972,799
   Kaiser Permanente, Series A, zero cpn., 10/01/11 ...........................................      13,970,000      11,724,322
   Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ..........................................       7,515,000       7,754,804
   Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ..........................................      38,260,000      39,320,567
   Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ..........................................      38,020,000      39,057,186
   Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28 ...........................................      80,000,000      81,562,400
   Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ....................       6,000,000       6,265,320
   Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%, 11/01/28 .......       5,500,000       5,622,925
   Northern California Presbyterian, Refunding, 5.40%, 7/01/28 ................................       6,340,000       6,398,518
   Paradise Valley Estates, Refunding, California Mortgage Insured, 5.125%, 1/01/22 ...........       6,610,000       6,911,746
   Paradise Valley Estates, Refunding, California Mortgage Insured, 5.25%, 1/01/26 ............       5,000,000       5,239,050
   Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 .................       8,500,000       8,709,355
   Small Facilities Loan, Health Facilities, Refunding, Series B, California Mortgage Insured,
    7.50%, 4/01/22 ............................................................................       1,205,000       1,227,871
   Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%, 4/01/25 ................      10,915,000      11,472,320
   Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22 ................       3,070,000       3,134,716
   Sutter Health, Refunding, Series A, FSA Insured, 5.25%, 8/15/27 ............................       5,300,000       5,432,818
   Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ..........................       5,750,000       5,853,155
   Sutter Health, Refunding, Series A, MBIA Insured, 5.35%, 8/15/28 ...........................       6,170,000       6,434,631
   Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 .......................................      61,000,000      62,319,430
   Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 .....................................      10,600,000      10,928,600
   Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.35%, 8/15/28 ........................         480,000         503,712
   The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 ............................      28,150,000      29,413,090
   The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 .....................       7,420,000       7,604,610
   UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 ...............       5,750,000       5,941,130
   UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 .............      25,000,000      25,624,250
   UCSF-Stanford Health Care, Refunding, Series B, FSA Insured, 5.00%, 11/15/31 ...............      26,920,000      27,588,154
   Valleycare Hospital Corp., Refunding, California Mortgage Insured, 5.50%, 5/01/20 ..........      11,640,000      11,887,816
California Health Facilities, Financing Authority Revenue, Insured Health Facility, Valleycare,
 Series A, California Mortgage Insured, 5.25%, 5/01/22 ........................................       5,000,000       5,256,200
California HFA, SFM Purchase Revenue, Series A-2, FHA Insured, 6.45%, 8/01/25 .................         205,000         205,197
California HFAR,
   Home Mortgage, Capital Appreciation, Series A, zero cpn., 8/01/16 ..........................         575,000         231,466
   Home Mortgage, Series K, 4.75%, 8/01/36 ....................................................      10,000,000      10,035,200
   Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30% thereafter,
    8/01/31 ...................................................................................       2,605,000       2,211,385


                                                              Annual Report | 27

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
California HFAR, (continued)
   MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ........................................    $   1,235,000    $   1,247,560
   MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ........................................       11,950,000       12,243,731
   Series B1, Class 1, Series B-1, AMBAC Insured, 5.65%, 8/01/28 ...........................        2,010,000        2,043,467
California Infrastructure and Economic Development Bank Revenue,
   Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
     7/01/33 ...............................................................................        5,000,000        5,586,900
   Bay Area Toll Bridges, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29 .       50,985,000       57,244,428
   Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 ..............................       10,000,000       10,626,600
   Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 .............................       34,000,000       36,196,740
California PCFA, PCR,
   Pacific Gas and Electric Co., Mandatory Put 6/01/07, Refunding, Series B, FGIC Insured,
     3.50%, 12/01/23 .......................................................................        5,000,000        4,998,400
   Pacific Gas and Electric Co., Refunding, Series A, MBIA Insured, 5.35%, 12/01/16 ........       31,500,000       33,592,230
   San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 ................................       32,535,000       32,556,148
California Resource Efficiency Financing Authority COP, Capital Improvements Program,
   AMBAC Insured,
     5.625%, 4/01/22 .......................................................................        5,240,000        5,386,406
     5.75%, 4/01/27 ........................................................................          475,000          488,414
     Pre-Refunded, 5.625%, 4/01/22 .........................................................        5,125,000        5,285,709
     Pre-Refunded, 5.75%, 4/01/27 ..........................................................        7,410,000        7,634,950
California State Department of Veteran Affairs Home Purchase Revenue,
   Refunding, Series A, 5.40%, 12/01/28 ....................................................        9,580,000        9,797,945
   Refunding, Series B, 5.50%, 12/01/18 ....................................................        2,500,000        2,563,700
   Series A, 5.20%, 12/01/27 ...............................................................       17,110,000       17,127,452
   Series B, 5.20%, 12/01/28 ...............................................................        3,620,000        3,623,765
California State Department of Water Resources Central Valley Project Revenue, Water System,
   Refunding, Series S, 5.00%, 12/01/29 ....................................................       24,595,000       25,010,901
   Refunding, Series U, 5.00%, 12/01/29 ....................................................       12,000,000       12,290,040
   Refunding, Series Y, FGIC Insured, 5.00%, 12/01/25 ......................................       20,000,000       20,981,000
   Series Q, MBIA Insured, 5.375%, 12/01/27 ................................................       20,055,000       20,308,295
California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded,
   5.25%, 5/01/20 ..........................................................................       50,000,000       54,284,000
   5.375%, 5/01/21 .........................................................................       22,000,000       24,011,680
   5.375%, 5/01/22 .........................................................................       34,020,000       37,130,789
California State GO,
   5.00%, 2/01/22 ..........................................................................        7,000,000        7,337,400
   6.00%, 5/01/24 ..........................................................................        2,565,000        2,569,027
   5.125%, 4/01/25 .........................................................................        5,000,000        5,277,700
   5.20%, 4/01/26 ..........................................................................       17,000,000       18,063,010
   5.25%, 4/01/27 ..........................................................................        5,000,000        5,355,850
   5.25%, 4/01/29 ..........................................................................        5,580,000        5,970,154
   5.25%, 4/01/34 ..........................................................................       20,000,000       21,373,200
   AMBAC Insured, 5.90%, 3/01/25 ...........................................................          210,000          212,039
   FGIC Insured, 6.00%, 8/01/19 ............................................................          905,000          912,249
   FGIC Insured, 5.625%, 10/01/26 ..........................................................        8,645,000        8,774,070
   FSA Insured, 5.50%, 4/01/19 .............................................................          570,000          575,478
   FSA Insured, 5.50%, 3/01/20 .............................................................          850,000          856,715
   FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ...............................................       30,000,000       31,649,100
   MBIA Insured, 5.00%, 10/01/23 ...........................................................        2,350,000        2,388,634


28 | Annual Report

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
California State GO, (continued)
   MBIA Insured, 6.00%, 8/01/24 ...........................................................     $     990,000     $     997,930
   MBIA Insured, Pre-Refunded, 5.00%, 10/01/23 ............................................         2,650,000         2,695,898
   Pre-Refunded, 5.25%, 9/01/23 ...........................................................        19,750,000        20,824,795
   Pre-Refunded, 5.25%, 10/01/23 ..........................................................         9,250,000         9,765,225
   Principal Eagles II, Series 3, zero cpn., 3/01/09 ......................................         7,500,000         6,981,450
   Principal Eagles II, Series 6, zero cpn., 3/01/09 ......................................         5,000,000         4,654,300
   Principal M-Raes, Series 8, zero cpn., 4/01/09 .........................................         9,000,000         8,341,740
   Refunding, 5.25%, 9/01/23 ..............................................................         1,250,000         1,318,025
   Refunding, 5.625%, 9/01/24 .............................................................           255,000           258,180
   Refunding, 5.00%, 8/01/25 ..............................................................        50,000,000        52,983,500
   Refunding, 5.00%, 2/01/27 ..............................................................        46,000,000        47,650,480
   Refunding, 5.00%, 8/01/28 ..............................................................        10,000,000        10,499,200
   Refunding, 5.00%, 2/01/29 ..............................................................        13,000,000        13,455,000
   Refunding, 5.25%, 2/01/29 ..............................................................        54,000,000        57,027,380
   Refunding, 5.25%, 2/01/30 ..............................................................        30,000,000        31,561,800
   Refunding, 5.00%, 2/01/32 ..............................................................        19,010,000        19,781,616
   Refunding, 5.25%, 4/01/32 ..............................................................        10,000,000        10,509,700
   Refunding, AMBAC Insured, 5.00%, 4/01/23 ...............................................         6,250,000         6,530,250
   Refunding, MBIA Insured, 5.00%, 10/01/32 ...............................................         5,000,000         5,216,750
   Series BR, 5.30%, 12/01/29 .............................................................        13,000,000        13,011,700
   Various Purpose, 5.125%, 4/01/24 .......................................................        10,000,000        10,567,800
   Various Purpose, 5.00%, 8/01/35 ........................................................        31,545,000        33,029,823
   Various Purpose, AMBAC Insured, 5.00%, 4/01/31 .........................................        30,000,000        31,433,700
   Various Purpose, Refunding, 5.25%, 12/01/26 ............................................        12,915,000        13,860,765
   Various Purpose, Refunding, 5.00%, 6/01/31 .............................................        30,465,000        31,896,246
California State Local Government Finance Authority Revenue, Marin Valley Mobile, Series A,
 FSA Insured, 5.85%, 10/01/27 ...........................................................         6,735,000         6,943,516
California State Public Works Board Lease Revenue,
   California Science Center, Series A, 5.25%, 10/01/22 ...................................         8,645,000         8,878,156
   Department of Corrections, Series C, 5.00%, 6/01/24 ....................................        12,225,000        12,765,589
   Department of Corrections, Series C, 5.00%, 6/01/25 ....................................         4,810,000         5,002,881
   Department of Corrections, Series C, 5.25%, 6/01/28 ....................................        25,475,000        26,891,919
   Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ........................        12,000,000        12,512,160
   Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 .......................        56,500,000        59,200,700
   Office Emergency Services, Series A, FGIC Insured, 5.00%, 3/01/32 ......................        10,000,000        10,592,700
   Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19 ..........         7,500,000         7,685,925
   University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21 ........        14,000,000        14,007,420
   University of California Research Project, Series E, 5.00%, 10/01/29 ...................         5,280,000         5,569,766
   University of California Research Project, Series E, 5.00%, 10/01/30 ...................         5,550,000         5,850,144
   Various California Community Colleges Projects, Refunding, Series A, 5.90%, 4/01/17 ....         8,320,000         8,500,627
   Various University of California Projects, Refunding, Series A, 5.00%, 6/01/23 .........        23,175,000        23,199,102
   Various University of California Projects, Series B, 5.50%, 6/01/19 ....................        13,000,000        13,019,110
California State University at Channel Islands Financing Authority Revenue, East Campus
 Community, Series A, MBIA Insured, Pre-Refunded, 5.00%, 9/01/31 ..........................        11,000,000        11,654,500
California State University Revenue,
   Systemwide, Refunding, Series A, FSA Insured, 5.00%, 11/01/34 ..........................         5,000,000         5,254,950
   Systemwide, Series C, MBIA Insured, 5.00%, 11/01/26 ....................................        20,970,000        22,337,873


                                                              Annual Report | 29

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
California State University Revenue, (continued)
   Systemwide, Series C, MBIA Insured, 5.00%, 11/01/29 ....................................     $  22,705,000     $  24,118,613
   Systemwide, Series A, FSA Insured, 5.00%, 11/01/29 .....................................        10,000,000        10,528,700
   Systemwide, Series A, FSA Insured, 5.00%, 11/01/32 .....................................        30,000,000        31,928,700
   Systemwide, Series A, FSA Insured, 5.00%, 11/01/37 .....................................        18,435,000        19,604,701
   Systemwise, Series A, AMBAC Insured, 5.00%, 11/01/35 ...................................        16,925,000        17,819,994
California Statewide CDA,
   COP, Catholic Healthcare West, 6.50%, 7/01/20 ..........................................         2,415,000         2,609,480
   COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ............................         5,575,000         6,107,580
   COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ..................................        37,685,000        38,751,862
   COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ...........................................        32,200,000        34,194,468
   COP, MBIA Insured, 5.00%, 4/01/18 ......................................................         7,000,000         7,153,930
   COP, MBIA Insured, 5.125%, 4/01/23 .....................................................         6,000,000         6,134,460
   COP, FSA Insured, 5.50%, 8/15/31 .......................................................         9,000,000         9,443,430
   COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ..............................         5,000,000         5,111,250
   COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 ...............................        16,250,000        16,612,375
   COP, The Internext Group, 5.375%, 4/01/17 ..............................................        10,085,000        10,302,937
   COP, The Internext Group, 5.375%, 4/01/30 ..............................................        67,480,000        68,507,046
   MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ...................         7,252,000         7,705,685
   MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ...........................................         4,215,000         4,263,304
California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia,
 Series A, Radian Insured, 4.60%, 2/01/37 .................................................         5,010,000         4,969,519
California Statewide CDA Revenue,
   5.50%, 10/01/33 ........................................................................        45,465,000        48,245,639
   COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded,
    ETM, 5.75%, 10/01/25 ..................................................................        24,545,000        27,953,073
   COP, ETM, 5.90%, 8/01/21 ...............................................................         4,000,000         4,110,000
   COP, Southern California Development Corp., California Mortgage Insured, 6.10%,
    12/01/15 ..............................................................................         2,080,000         2,102,360
   Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24 .......................         6,000,000         6,361,740
   Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30 .......................         5,000,000         5,248,450
   Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35 .......................         5,000,000         5,259,000
   Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39 .......................        11,000,000        11,245,190
   Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25 .......................         4,170,000         4,415,488
   East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22 ......................        11,000,000        11,669,900
   East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34 .....................        25,000,000        26,560,000
   Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 ............................         6,300,000         6,537,132
   Health Facility, Adventist Health, Series A, 5.00%, 3/01/35 ............................        14,000,000        14,517,440
   Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27 ................................        22,000,000        22,995,720
   Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35 ................................        50,000,000        51,772,000
   Insured Health Facility, Jewish Home, California Mortgage Insured, 5.50%, 11/15/33 .....        20,400,000        21,904,500
   Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33 .................................        24,590,000        24,516,968
   Kaiser Permanente, Series A, 5.50%, 11/01/32 ...........................................        27,000,000        28,562,490
   Kaiser Permanente, Series B, 5.00%, 3/01/41 ............................................        75,000,000        77,224,500
   Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ..............        10,000,000        10,132,000
   Mission Community, California Mortgage Insured, 5.375%, 11/01/21 .......................         7,670,000         8,075,513
   Mission Community, California Mortgage Insured, 5.375%, 11/01/26 .......................         9,755,000        10,231,434


30 | Annual Report

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
California Statewide CDA Revenue, (continued)
   Refunding, California Mortgage Insured, 5.50%, 1/01/28 .................................     $   3,615,000     $   3,848,493
   Series B, 5.625%, 8/15/42 ..............................................................        51,000,000        54,278,790
   Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32 ..................         4,945,000         5,338,968
   Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ....................................        96,800,000       100,289,640
California Statewide CDA Revenue COP, Capital Appreciation, Hospital, Triad Health Care,
   California Mortgage Insured, ETM, zero cpn.,
    8/01/09 ...............................................................................         6,450,000         5,913,554
    8/01/10 ...............................................................................         6,745,000         5,943,694
    8/01/11 ...............................................................................         3,115,000         2,641,364
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
   Series A, FSA Insured, 5.25%, 10/01/24 .................................................         3,925,000         4,217,099
   Series A, FSA Insured, 5.00%, 10/01/29 .................................................         1,095,000         1,155,849
   Series A, FSA Insured, Pre-Refunded, 5.25%, 10/01/24 ...................................         1,075,000         1,186,703
   Series A, FSA Insured, Pre-Refunded, 5.00%, 10/01/29 ...................................         1,905,000         2,075,593
   Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ...................................         5,000,000         5,339,707
California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 .......................         5,845,000         5,954,243
Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
 Refunding, AMBAC Insured, 5.00%, 9/01/36 .................................................         7,800,000         8,158,098
Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ............................         1,010,000         1,026,695
Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
 10/01/33 .................................................................................         5,000,000         5,445,750
Campbell USD, Series B, FGIC Insured, zero cpn.,
   8/01/20 ................................................................................         5,000,000         2,847,500
   8/01/21 ................................................................................         6,280,000         3,404,576
Capistrano University School CFD Special Tax, Number 90-2 Talega,
   5.875%, 9/01/33 ........................................................................         5,815,000         6,064,871
   6.00%, 9/01/33 .........................................................................         7,100,000         7,461,035
Castaic Lake Water Agency Revenue COP, Refunding, Series C, MBIA Insured, 5.00%,
   8/01/30 ................................................................................         5,215,000         5,515,280
   8/01/36 ................................................................................         6,500,000         6,861,465
Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 ..............        15,630,000        18,932,150
Central California Joint Powers Health Financing Authority COP, Community Hospitals of
   Central California,
    6.00%, 2/01/20 ........................................................................         5,000,000         5,246,050
    5.625%, 2/01/21 .......................................................................         6,750,000         7,010,347
    6.00%, 2/01/30 ........................................................................        34,960,000        36,651,714
    5.75%, 2/01/31 ........................................................................        18,070,000        18,674,441
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured,
 5.00%, 11/01/22 ..........................................................................         6,675,000         7,212,671
Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
   AMBAC Insured, zero cpn.,
    8/01/38 ...............................................................................        52,010,000        11,205,554
    8/01/39 ...............................................................................        54,045,000        11,064,092
    8/01/40 ...............................................................................        56,165,000        10,899,942
    8/01/41 ...............................................................................        58,365,000        10,761,922
Chaffey UHSD, GO,
   Series B, 5.00%, 8/01/25 ...............................................................         6,510,000         6,768,447
   Series C, FSA Insured, 5.00%, 5/01/27 ..................................................         6,980,000         7,329,907


                                                              Annual Report | 31

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Chino Valley USD, GO, Election of 2002, Series D, FGIC Insured, 5.00%, 8/01/31 ............     $   5,000,000     $   5,325,600
Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 ...............................        10,360,000        10,923,480
Chula Vista IDR,
   Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 ..................        14,000,000        15,222,620
   Daily, San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 ........................         8,500,000         9,105,795
Claremont RDA Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%,
 8/01/23 ..................................................................................         4,950,000         5,244,030
Clovis USD, GO, Election of 2004, Series B, MBIA Insured, 5.00%, 8/01/25 ..................         4,135,000         4,424,078
Coachella Valley USD, GO, Election of 2005, Series B, FSA Insured, 5.00%, 8/01/31 .........        11,000,000        11,730,510
College of the Sequoias Community College District Hanford Campus ID No. 1 GO,
 Election of 2006, Series A, MBIA Insured, 5.00%, 2/01/32 .................................         5,435,000         5,787,460
Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 ............         7,000,000         7,390,250
Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ...........................         1,395,000         1,398,725
Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B,
 Radian Insured, 5.125%, 8/01/35 ..........................................................         8,310,000         8,606,501
Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 ....         5,000,000         5,134,350
Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29 ............................................         5,660,000         5,987,771
Contra Costa Community College District GO, Election of 2002, FGIC Insured, 5.00%,
 8/01/26 ..................................................................................        11,700,000        12,226,968
Contra Costa County COP, Merrithew Memorial Hospital Project,
   ETM, zero cpn., 11/01/15 ...............................................................         6,810,000         4,902,315
   Refunding, MBIA Insured, 5.50%, 11/01/22 ...............................................        11,000,000        11,342,650
Contra Costa Home Mortgage Finance Authority HMR,
   Mandatory Sinking Fund 3/01/08, Pre-Refunded, zero coupon., 9/01/17 ....................         9,635,000         3,223,293
   Mandatory Sinking Fund 9/01/08, Pre-Refunded, zero coupon., 9/01/17 ....................         8,615,000         2,812,608
   Mandatory Sinking Fund 3/01/09, Pre-Refunded, zero coupon., 9/01/17 ....................         7,700,000         3,107,000
   Mandatory Sinking Fund 9/01/09, Pre-Refunded, zero coupon., 9/01/17 ....................         8,095,000         2,672,200
   Mandatory Sinking Fund 3/01/10, Pre-Refunded, zero coupon., 9/01/17 ....................         7,135,000         2,988,678
   Mandatory Sinking Fund 9/01/10, Pre-Refunded, zero coupon., 9/01/17 ....................         6,275,000         2,528,386
Contra Costa School Financing Authority Revenue, Antioch USD Community, Series B,
 zero cpn., 9/01/07 .......................................................................           135,000           131,814
Contra Costa Transportation Authority Revenue, Sales Tax, Series A, FGIC Insured, ETM,
 6.50%, 3/01/09 ...........................................................................         1,000,000         1,030,830
Corcoran Hospital District Revenue, Series A, California Mortgage Insured, 6.55%, 7/01/12 .           705,000           705,613
Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..............        15,000,000        17,473,350
Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 .......................         7,140,000         7,304,220
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding,
 MBIA Insured, 5.00%, 9/01/34 .............................................................         6,115,000         6,366,204
CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ..........         2,025,000         2,041,038
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ...........................         6,365,000         6,839,574
Culver City USD, GO, MBIA Insured, Pre-Refunded, 5.75%, 8/01/36 ...........................         5,000,000         5,085,850
Delano UHSD, GO,
   Election of 2005, Series A, XLCA Insured, 5.00%, 8/01/31 ...............................         5,160,000         5,455,100
   Refunding, Series A, MBIA Insured, 5.15%, 2/01/32 ......................................         8,520,000         9,829,524
Desert Sands USD, GO, Election of 2001, FSA Insured,Pre-Refunded, 5.00%, 6/01/29 ..........        16,425,000        17,853,154
Downey USD, GO, Election of 2002, Series C, FSA Insured, 5.00%, 2/01/30 ...................         4,860,000         5,136,680
Duarte COP, Refunding, Series A, 5.25%,
   4/01/19 ................................................................................         5,000,000         5,153,050
   4/01/24 ................................................................................         5,000,000         5,149,200
   4/01/31 ................................................................................        12,500,000        12,865,750


32 |  Annual Report

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
East Bay MUD Water System Revenue, Sub Series A, MBIA Insured, 5.00%,
   6/01/28 ................................................................................     $   7,000,000     $   7,422,800
   6/01/29 ................................................................................        27,495,000        29,135,902
   6/01/30 ................................................................................        15,000,000        15,884,550
   6/01/35 ................................................................................        21,985,000        23,234,847
East Side UHSD Santa Clara County GO, Series F, FSA Insured, 5.00%, 8/01/35 ...............        22,685,000        24,036,119
Eastern Municipal Water District Water and Sewer Revenue COP, Series B, FGIC Insured,
 5.00%, 7/01/30 ...........................................................................        31,370,000        32,531,317
El Camino Hospital District Revenue, Series A, ETM, 7.25%, 8/15/09 ........................         4,375,000         4,573,100
El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
 California Mortgage Insured, 5.25%, 3/01/26 ..............................................         8,500,000         8,818,240
El Dorado County Special Tax, CFD No. 1992-1,
   5.875%, 9/01/24 ........................................................................         4,475,000         4,692,127
   6.00%, 9/01/31 .........................................................................         8,850,000         9,307,987
   Refunding, 6.25%, 9/01/29 ..............................................................        19,775,000        20,449,130
El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured, zero cpn.,
   8/01/16 ................................................................................         2,050,000         1,292,013
   8/01/22 ................................................................................        11,485,000         5,091,530
   8/01/27 ................................................................................        11,495,000         3,829,444
El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 ...............         5,635,000         5,908,298
Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured, zero cpn.,
   12/01/19 ...............................................................................         2,775,000         1,490,647
   12/01/20 ...............................................................................         2,765,000         1,409,348
   12/01/21 ...............................................................................         4,195,000         2,015,739
   12/01/22 ...............................................................................         4,195,000         1,911,494
   12/01/23 ...............................................................................         4,195,000         1,799,991
   12/01/24 ...............................................................................         4,200,000         1,708,896
Emeryville PFAR,
   Housing Increment Loan, 6.20%, 9/01/25 .................................................         3,115,000         3,121,448
   Shellmound Park Redevelopment and Housing Project, Refunding, Series B, MBIA Insured,
    5.00%, 9/01/28 ........................................................................        10,000,000        10,210,900
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
 MBIA Insured, 5.00%, 3/01/33 .............................................................         8,715,000         9,092,534
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A,
 5.50%, 10/01/27 ..........................................................................        12,500,000        12,822,500
Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%,
 5/01/17 ..................................................................................         5,000,000         5,305,550
Foothill-De Anza Community College District GO,
   Capital Appreciation, zero cpn., 8/01/27 ...............................................         5,205,000         2,140,504
   MBIA Insured, zero cpn., 8/01/26 .......................................................         5,290,000         2,276,975
Foothill/Eastern Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, zero cpn., 1/15/21 ....................................        51,180,000        23,278,199
   Capital Appreciation, Refunding, zero cpn., 1/15/25 ....................................        57,000,000        20,302,830
   Capital Appreciation, Refunding, zero cpn., 1/15/30 ....................................        98,460,000        26,323,281
   Capital Appreciation, Refunding, zero cpn., 1/15/31 ....................................        14,635,000         3,677,776
   Capital Appreciation, Refunding, zero cpn., 1/15/32 ....................................       100,000,000        23,628,000
   Capital Appreciation, Refunding, zero cpn., 1/15/33 ....................................       132,460,000        29,481,622
   Capital Appreciation, Refunding, zero cpn., 1/15/34 ....................................       100,000,000        20,910,000
   Capital Appreciation, Refunding, zero cpn., 1/15/35 ....................................        20,000,000         3,938,800


                                                              Annual Report | 33

Franklin California Tax-Free Income Fund

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Foothill/Eastern Corridor Agency Toll Road Revenue, (continued)
   Capital Appreciation, Refunding, zero cpn., 1/15/36 .....................................     $ 182,160,000     $  33,679,562
   Capital Appreciation, Refunding, zero cpn., 1/15/37 .....................................       170,615,000        29,707,484
   Capital Appreciation, Refunding, zero cpn., 1/15/38 .....................................       160,560,000        26,328,629
   Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 ........        49,500,000        46,677,510
   Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ........        10,000,000         9,360,800
   Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/26 .......        30,000,000        28,023,000
   Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 .......        80,835,000        75,275,169
   Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 .......        80,500,000        74,963,210
   Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 .......       112,230,000       104,510,821
   Capital Appreciation, senior lien, Series A, ETM, 7.05%, 1/01/09 ........................        10,000,000        10,594,000
   Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22 ....................        30,835,000        16,397,745
   Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23 ....................         5,765,000         2,928,159
   Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24 ....................        72,045,000        34,937,502
   Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28 ....................         2,000,000           804,360
   Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%, 1/01/14 ...............         5,500,000         6,116,990
   Refunding, 5.75%, 1/15/40 ...............................................................       395,510,000       414,660,594
   senior lien, Series A, 5.00%, 1/01/35 ...................................................        15,955,000        15,990,261
   senior lien, Series A, ETM, zero cpn., 1/01/25 ..........................................        20,660,000         9,561,655
   senior lien, Series A, ETM, zero cpn., 1/01/26 ..........................................        23,475,000        10,383,697
   senior lien, Series A, ETM, zero cpn., 1/01/27 ..........................................        15,000,000         6,315,750
   senior lien, Series A, ETM, zero cpn., 1/01/29 ..........................................        35,310,000        13,533,264
   senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 .....................................         8,000,000         8,887,120
Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ...............................         1,325,000         1,344,451
Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC Insured, 5.00%,
 8/01/34 ...................................................................................         7,235,000         7,614,910
Glendale Community College District GO, FGIC Insured, zero cpn., 8/01/28 ...................        15,000,000         5,506,200
Glendale USD, GO, Series G, FSA Insured, 5.00%, 9/01/29 ....................................         8,440,000         8,904,200
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
   Asset-Backed, Senior Series A-1, 5.125%, 6/01/47 ........................................         5,000,000         4,961,750
   Asset-Backed, Series A-1, 5.75%, 6/01/47 ................................................        10,000,000        10,640,100
   Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 .............................        20,000,000        20,647,800
   Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 ..................................        15,000,000        16,474,050
   Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 ..................................        57,000,000        62,601,390
   Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ...................................       138,000,000       152,502,420
   Series 2003 A-1, Pre-Refunded, 6.75%, 6/01/39 ...........................................         5,290,000         6,170,944
Golden Valley USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/41 .............         5,555,000         5,907,131
Hartnell Community College District GO, Election of 2002, Series A, MBIA Insured,
 Pre-Refunded, 5.00%, 8/01/27 ..............................................................         5,020,000         5,420,044
Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%, 12/01/10 ...................         3,035,000         3,279,166
Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 ......         8,925,000         9,267,720
Hollister Joint Powers Financing Authority Wastewater Revenue, Refunding and
   Improvement Project, FSA Insured, 5.00%,
    6/01/32 ................................................................................         6,000,000         6,333,480
    6/01/37 ................................................................................        14,000,000        14,767,200
Huntington Beach City and School District, Capital Appreciation, Election of 2002, Series A,
 FGIC Insured, zero cpn., 8/01/28 ..........................................................        10,005,000         3,889,444


34 | Annual Report

Franklin California Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
   8/01/27 ....................................................................................    $   3,530,000     $   3,715,360
   8/01/29 ....................................................................................       11,000,000        11,563,530
Indio Water Authority Water Revenue, AMBAC Insured, 5.00%,
   4/01/31 ....................................................................................        4,125,000         4,369,984
   4/01/36 ....................................................................................       18,020,000        19,062,637
Inglewood USD, GO, Election of 1998, Series D, FSA Insured, 5.00%, 10/01/31 ...................       17,210,000        18,264,629
Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
 Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ..........................................        4,590,000         4,793,750
Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
 ACA Insured, 5.25%, 11/01/19 .................................................................       10,550,000        10,927,479
Irvine 1915 Act GO,
   AD No. 00-18, Group 4, 5.375%, 9/02/26 .....................................................        2,500,000         2,579,000
   AD No. 03-19, Group 2, Refunding, 5.45%, 9/02/23 ...........................................        2,000,000         2,063,640
   AD No. 03-19, Group 2, Refunding, 5.50%, 9/02/29 ...........................................        4,295,000         4,432,182
Irvine USD Financing Authority Special Tax, Series A,
   5.00%, 9/01/26 .............................................................................        3,000,000         3,053,970
   5.125%, 9/01/36 ............................................................................       11,180,000        11,412,097
Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ..........       16,500,000        17,260,485
Kern County Board of Education COP,
   Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ..........................................        3,150,000         3,254,738
   Series A, MBIA Insured, Pre-Refunded, 5.20%, 5/01/28 .......................................        5,535,000         5,741,732
Kern County High School District GO, Election of 2004, Series B, FSA Insured, 5.00%,
 8/01/30 ......................................................................................       13,270,000        14,139,318
Kern High School District GO, Election of 1990, Series E, FGIC Insured, 5.125%, 8/01/33 .......        5,275,000         5,610,385
Kings Canyon Joint USD, GO, Series A, MBIA Insured, 5.125%, 8/01/31 ...........................        8,000,000         8,593,520
La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 .................................................          140,000           145,614
La Palma Community Development Commission Tax Allocation, La Palma Community
 Development Project No. 1, Refunding, 6.10%, 6/01/22 .........................................        2,355,000         2,363,525
La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC Insured,
 5.125%, 9/01/32 ..............................................................................       10,825,000        11,414,096
Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 ...................................        5,375,000         5,521,684
Lake Elsinore PFA Tax Allocation Revenue,
   Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ................        6,750,000         6,762,353
   Series A, 5.50%, 9/01/30 ...................................................................       15,550,000        15,966,429
Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 .......................            5,000             7,426
Las Virgenes USD, GO, Series A, FSA Insured, 5.00%, 8/01/31 ...................................        5,000,000         5,325,600
Lemon Grove CDA Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ................................        8,115,000         8,421,017
Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
 California Mortgage Insured, 7.55%, 3/01/20 ..................................................        1,580,000         1,585,009
Local Medical Facilities Financing Authority III COP, Insured California Health Clinic Project,
 6.90%, 7/01/22 ...............................................................................        1,320,000         1,321,280
Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured,
 Pre-Refunded, zero cpn., 1/15/19 .............................................................        6,360,000         3,305,419
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
 12/01/23 .....................................................................................        9,200,000         9,539,664
Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific, Refunding,
 AMBAC Insured, 5.00%, 11/01/26 ...............................................................       20,000,000        20,888,400


                                                              Annual Report | 35

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
 Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 .......................................     $  14,935,000     $  15,490,433
Los Angeles Community College District GO,
  Election of 2003, Series E, FSA Insured, 5.00%, 8/01/31 .................................        17,500,000        18,597,775
  Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ....................................        69,275,000        73,323,431
Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
  8/01/24 .................................................................................         4,000,000         4,195,520
  8/01/31 .................................................................................         5,000,000         5,243,250
Los Angeles County COP,
  Antelope Valley Courthouse, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/33 ......         8,000,000         8,455,360
  Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured, 5.875%,
    1/01/21 ...............................................................................         7,520,000         7,682,056
  Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ...............................           940,000           940,837
Los Angeles County Infrastructure and Economic Development Bank Revenue, County
 Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 .........................         7,765,000         8,146,572
Los Angeles County MTA Sales Tax Revenue,
  Proposition A, first tier, Senior Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/27 ..         7,840,000         7,950,701
  Proposition A, Senior Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/24 ...............         5,000,000         5,330,050
  Proposition A, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26 ....................            35,000            36,444
  Proposition C, Refunding, Series C, AMBAC Insured, 5.00%, 7/01/26 .......................        12,965,000        13,420,331
Los Angeles County Public Works Financing Authority Lease Revenue, Master Refunding
 Project, Refunding, Series B, FGIC Insured, 5.00%, 9/01/31 ...............................        20,000,000        21,152,600
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Facilities
 Project, Series B, AMBAC Insured, 5.125%, 12/01/29 .......................................        26,905,000        27,457,629
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
  District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/30 ............................         7,000,000         7,401,590
  District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/34 ............................        30,820,000        32,543,146
  Series A, MBIA Insured, 5.00%, 10/01/34 .................................................         7,110,000         7,507,520
Los Angeles CRDA,
  Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%,
    9/01/14 ...............................................................................           770,000           771,863
    MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ......................         5,190,000         5,213,511
Los Angeles CRDA Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ............................         8,060,000         8,349,032
Los Angeles Department of Water and Power Waterworks Revenue, System, Sub Series A-1,
 AMBAC Insured, 5.00%, 7/01/40 ............................................................        17,000,000        17,991,610
Los Angeles Harbor Department Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
 8/01/25 ..................................................................................        15,000,000        15,565,350
Los Angeles MFR, Housing, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 .........           275,000           275,792
Los Angeles Municipal Improvement Corp. Lease Revenue, Police Headquarters Facility,
 Series C, FGIC Insured, 5.00%, 1/01/27 ...................................................        17,515,000        18,682,375
Los Angeles Unified Scool District GO, Refunding, Series A-1, MBIA Insured, 4.50%,
 7/01/25 ..................................................................................        10,000,000        10,138,800
Los Angeles USD,
  COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 ..........        28,210,000        29,124,850
  GO, Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31 ...........................        19,000,000        19,107,350
  GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/30 ............................        25,000,000        26,576,250
  GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/30 ...........................        13,815,000        14,686,036
  GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31 ...........................         6,000,000         6,373,560
  GO, Refunding, Series A-1, FSA Insured, 4.50%, 7/01/24 ..................................        35,840,000        36,456,448


36 | Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Los Angeles USD, (continued)
    GO, Refunding, Series A-1, MBIA Insured, 4.50%, 1/01/28 .................................     $  35,000,000      $ 35,283,850
    GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 ................................       170,250,000       183,457,995
    GO, Series E, AMBAC Insured, 5.00%, 7/01/30 .............................................        50,240,000        53,120,259
    Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 ....................................         5,000,000         5,139,850
  Los Angeles Wastewater System Revenue,
    Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 .......................................         6,000,000         6,231,480
    Refunding, Series A, FSA Insured, 4.875%, 6/01/29 .......................................        34,335,000        35,353,719
    Refunding, Series A, FSA Insured, 5.00%, 6/01/32 ........................................        17,500,000        18,295,200
    Series A, FGIC Insured, Pre-Refunded, 5.00%, 6/01/28 ....................................         8,245,000         8,465,884
  Los Angeles Waste and Power Revenue,
    Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 .........................         2,000,000         2,053,600
    Power Systems, Series B, FSA Insured, 5.00%, 7/01/28 ....................................        10,575,000        11,111,681
    Power Systems, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 ..............................        35,000,000        37,006,550
    Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 .....................................         7,000,000         7,269,150
    Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 ..................................         6,550,000         6,908,219
  Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%,
   9/01/28 ..................................................................................         6,470,000         6,867,970
  M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured, 6.00%,
   7/01/22 ..................................................................................         6,330,000         6,512,431
  Madera County COP, Valley Children's Hospital, MBIA Insured,
   5.00%, 3/15/23 ...........................................................................         8,500,000         8,674,250
   5.75%, 3/15/28 ...........................................................................        27,500,000        27,547,850
  Madera USD, COP, 6.50%, 12/01/07 ..........................................................           280,000           281,274
a Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 ........         1,565,000         1,572,950
  Manhattan Beach COP, Metlox Public Improvements, 5.00%, 1/01/33 ...........................         5,575,000         5,782,836
  Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33 ........         3,925,000         3,932,340
  Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC Insured,
   5.00%, 1/01/22 ...........................................................................         5,000,000         5,218,100
  Mendocino-Lake Community College District GO, Election of 2006, Series A, MBIA Insured,
    5.00%,
     8/01/27 ................................................................................         5,865,000         6,274,788
     8/01/31 ................................................................................        10,985,000        11,714,514
  Metropolitan Water District Southern California Waterworks Revenue,
    Refunding, Series B, 5.00%, 7/01/35 .....................................................        13,170,000        13,883,551
    Series A, FSA Insured, 5.00%, 7/01/35 ...................................................         9,000,000         9,530,100
    Series A, Pre-Refunded, 5.00%, 7/01/26 ..................................................        49,325,000        50,349,352
    Series B1, FGIC Insured, 5.00%, 10/01/33 ................................................         5,000,000         5,260,000
  Midpeninsula Regional Open Space District Financing Authority Revenue, Refunding, Series A,
   MBIA Insured, 5.00%, 9/01/27 .............................................................         5,500,000         5,838,855
  Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, ETM,
    5.40%, 1/15/17 ..........................................................................        12,155,000        13,178,086
    5.50%, 1/15/24 ..........................................................................        11,790,000        13,439,539
  Milpitas USD, FGIC Insured, Pre-Refunded, 5.875%, 9/01/24 .................................        11,970,000        12,867,511
  Modesto High School District Stanislaus County GO, Capital Appreciation, Series A, FGIC
    Insured, zero cpn.,
     8/01/21 ................................................................................         9,660,000         5,236,976
     8/01/23 ................................................................................        10,815,000         5,305,947
     5/01/27 ................................................................................        12,770,000         5,257,409


                                                              Annual Report | 37

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%,
 7/01/22 ..................................................................................     $   4,180,000     $   4,182,006
Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project, AMBAC Insured,
 5.125%, 9/01/33 ..........................................................................         5,535,000         5,692,305
Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured, 5.20%,
 9/01/37 ..................................................................................         4,315,000         4,567,384
Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, Pre-Refunded,
 5.55%, 9/01/22 ...........................................................................        10,005,000        10,286,241
Montebello USD, GO, Election of 2004, MBIA Insured, 5.00%, 8/01/30 ........................         7,150,000         7,553,117
Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding, Series A, FSA
 Insured, 5.875%, 12/01/15 ................................................................         5,025,000         5,043,090
Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, zero cpn.,
   8/01/27 ................................................................................         6,315,000         2,571,279
   8/01/28 ................................................................................         6,625,000         2,575,469
Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ....................................         8,600,000         8,821,708
Murrieta Valley USD,
   GO, FSA Insured, 5.00%, 9/01/26 ........................................................         7,155,000         7,664,508
   GO, FSA Insured, 4.50%, 9/01/28 ........................................................         5,300,000         5,321,677
   GO, FSA Insured, 4.50%, 9/01/30 ........................................................         6,200,000         6,215,128
   PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 .......................         6,975,000         7,295,222
Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%,
 6/20/35 ..................................................................................         5,140,000         5,159,018
Natomas USD, GO, FGIC Insured, 5.00%, 8/01/31 .............................................        16,635,000        17,560,904
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ..............         1,490,000         1,494,366
New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 8/01/23 .......        14,700,000         6,353,340
Norco RDA Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 ............         8,515,000         8,927,552
North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
   AMBAC Insured, Pre-Refunded, 5.30%,
    9/01/22 ...............................................................................        10,000,000        10,271,000
    9/01/27 ...............................................................................         9,900,000        10,168,290
Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
 AMBAC Insured, 5.00%, 8/01/25 ............................................................        19,250,000        19,845,980
Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
   Series A, MBIA Insured,
    5.125%, 7/01/23 .......................................................................         7,420,000         7,613,068
    5.00%, 7/01/28 ........................................................................        15,975,000        16,348,975
    5.20%, 7/01/32 ........................................................................        43,675,000        44,807,929
Oakland RDA Tax Allocation, Coliseum Project, Refunding, Series B-TE, AMBAC Insured, 5.00%,
   9/01/31 ................................................................................         5,860,000         6,174,448
   9/01/36 ................................................................................         9,355,000         9,842,208
Oakland Revenue, 1800 Harrison Foundation,
   Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ..................................        13,825,000        14,705,238
   Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ..................................        13,470,000        14,327,635
Oakland USD Alameda County GO, Election of 2006, FSA Insured, 5.00%, 8/01/30 ..............        24,225,000        25,629,565
Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
   8/01/29 ................................................................................         5,755,000         6,075,841
   8/01/33 ................................................................................         5,590,000         5,883,531


38 | Annual Report

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Olivenhain Municipal Water District 1915 Act Special Assessment, AD No. 96-1,
 MBIA Insured, 5.45%, 9/02/27 .............................................................     $  10,805,000     $  11,098,140
Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ...................         5,000,000         5,120,300
Orange County CFD Special Tax,
   No. 03-1, Ladera Ranch, Series A, 5.50%, 8/15/24 .......................................         1,100,000         1,146,629
   No. 03-1, Ladera Ranch, Series A, 5.60%, 8/15/28 .......................................         3,250,000         3,394,528
   No. 03-1, Ladera Ranch, Series A, 5.625%, 8/15/34 ......................................         5,000,000         5,292,250
   No. 04-1, Ladera Ranch, Series A, 5.15%, 8/15/29 .......................................         6,405,000         6,547,447
   No. 04-1, Ladera Ranch, Series A, 5.20%, 8/15/34 .......................................        11,000,000        11,244,200
Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%,
   8/15/28 ................................................................................        12,950,000        13,471,237
   8/15/34 ................................................................................        23,575,000        24,537,331
Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ...............................        10,820,000        11,085,631
Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured, 5.75%,
 4/01/27 ..................................................................................        11,570,000        11,919,761
Palmdale CRDA Tax Allocation,
   Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ..............................         3,125,000         3,438,313
   Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ..................         6,980,000         7,175,440
   Series A, MBIA Insured, 5.75%, 9/01/27 .................................................        10,435,000        10,736,676
Pasadena Special Tax, Capital Appreciation, CFD No. 1, Pre-Refunded, zero cpn., 12/01/17 ..         4,090,000         1,913,997
Peralta Community College District GO, Election of 2000, Series C, MBIA Insured, 5.00%,
   8/01/31 ................................................................................         4,105,000         4,323,222
   8/01/34 ................................................................................         6,920,000         7,283,369
Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31 .....................................         5,000,000         5,375,850
Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23 ..............................        19,095,000         9,114,043
Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ..........................................         5,395,000         5,438,484
Pittsburg PFA Water Revenue, MBIA Insured, Pre-Refunded, 5.50%, 6/01/27 ...................         2,980,000         3,048,600
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ..................         2,570,000         2,575,577
Port of Oakland Revenue,
   Series J, MBIA Insured, 5.50%, 11/01/26 ................................................         7,000,000         7,211,540
   Series L, FGIC Insured, 5.375%, 11/01/27 ...............................................         5,000,000         5,299,350
Porterville COP, Infrastructure Financing Project, AMBAC Insured,
   5.00%, 7/01/30 .........................................................................         7,420,000         7,834,778
   5.00%, 7/01/36 .........................................................................         6,535,000         6,886,322
   Pre-Refunded, 5.00%, 7/01/28 ...........................................................        10,430,000        10,821,646
Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
   5.875%, 8/01/15 ........................................................................         6,250,000         6,296,563
   6.00%, 8/01/20 .........................................................................         5,400,000         5,442,390
   6.00%, 8/01/28 .........................................................................        15,000,000        15,117,750
Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 ...............................................         5,020,000         5,266,331
Poway USD Revenue, Election of 2002, Improvement District 02-1, Series B, FSA Insured,
 5.00%, 8/01/30 ...........................................................................        20,000,000        21,238,800
Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Housing Set Aside,
 MBIA Insured, 5.25%, 9/01/21 .............................................................         8,330,000         8,466,862
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
 5.625%, 7/01/34 ..........................................................................        10,000,000        10,855,200


                                                              Annual Report | 39

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
  8/15/16 .................................................................................     $   8,605,000     $   5,971,440
  8/15/17 .................................................................................        13,605,000         8,979,028
  8/15/18 .................................................................................        13,605,000         8,597,408
Redding California Electricity System Revenue COP, Series A, FGIC Insured, 5.00%,
 6/01/35 ..................................................................................        12,725,000        13,358,578
Redlands USD,
  COP, Series A, FSA Insured, 6.15%, 9/01/11 ..............................................           280,000           280,000
  COP, Series A, FSA Insured, 6.25%, 9/01/27 ..............................................         3,570,000         3,570,000
  GO, Election of 2002, FSA Insured, 5.00%, 7/01/28 .......................................         9,060,000         9,611,845
Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA Insured,
 5.00%, 5/01/34 ...........................................................................         5,060,000         5,302,222
Rialto COP, FSA Insured, 5.75%, 2/01/22 ...................................................         2,715,000         2,773,481
Rialto USD, GO, Series A, FGIC Insured, zero cpn., 6/01/19 ................................        13,985,000         8,416,872
Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured, 5.00%,
  2/01/26 .................................................................................         6,500,000         6,739,005
  2/01/31 .................................................................................         7,000,000         7,241,850
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
  MBIA Insured, zero cpn., 6/01/23 ........................................................        14,160,000         6,887,990
  MBIA Insured, zero cpn., 6/01/24 ........................................................        13,005,000         6,029,898
  Series A, 6.50%, 6/01/12 ................................................................        20,125,000        21,903,849
Riverside County COP,
  Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/30 .....         9,905,000        10,404,806
  Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/36 .....         6,345,000         6,628,114
  Family Law Court Project, MBIA Insured, Pre-Refunded, 5.75%, 11/01/27 ...................         5,295,000         5,467,405
  Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%, 11/01/27 .......................         6,000,000         6,199,620
Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
  7.875%,
    9/01/07 ...............................................................................           225,000           228,551
    9/01/08 ...............................................................................           240,000           253,174
    9/01/09 ...............................................................................           260,000           283,462
    9/01/10 ...............................................................................           280,000           314,331
    9/01/11 ...............................................................................           305,000           352,184
Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
  7.875%,
    9/01/12 ...............................................................................           325,000           383,955
    9/01/13 ...............................................................................           350,000           425,100
    9/01/14 ...............................................................................           380,000           472,481
    9/01/15 ...............................................................................           410,000           517,785
    9/01/16 ...............................................................................           440,000           565,770
    9/01/17 ...............................................................................           475,000           613,938
Riverside County PFA, COP,
  5.75%, 5/15/19 ..........................................................................         3,500,000         3,636,990
  5.80%, 5/15/29 ..........................................................................        14,230,000        14,730,469
Riverside County RDA Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
  5.00%, 10/01/28 .........................................................................        14,035,000        14,650,996
  5.125%, 10/01/35 ........................................................................        17,035,000        18,050,286


40 | Annual Report

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Riverside County SFMR, Capital Appreciation Mortgage,
   Series A, ETM, zero cpn., 9/01/14 ......................................................     $  20,220,000     $  15,287,938
   Series A, ETM, zero cpn., 11/01/20 .....................................................        25,055,000        13,513,665
   Series B, ETM, zero cpn., 6/01/23 ......................................................        26,160,000        12,725,270
Riverside PFA Tax Allocation Revenue, University Corridor/Sycamore, Series C, MBIA Insured,
 5.00%, 8/01/37 ...........................................................................        28,775,000        30,266,696
Rocklin USD, GO,
   Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/08 .......................         3,660,000         3,483,991
   Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/09 .......................         4,100,000         3,754,411
   Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/10 .......................         4,595,000         4,049,849
   Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/11 .......................         5,145,000         4,365,841
   Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/12 .......................         5,760,000         4,699,008
   Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/16 .......................        33,960,000        23,288,410
   Election of 2002, FGIC Insured, zero cpn., 8/01/25 .....................................         8,160,000         3,642,706
   Election of 2002, FGIC Insured, zero cpn., 8/01/26 .....................................         8,695,000         3,707,374
   Election of 2002, FGIC Insured, zero cpn., 8/01/27 .....................................         9,080,000         3,697,104
   Election of 2002, FGIC Insured, zero cpn., 8/01/28 .....................................        16,615,000         6,459,081
Roseville 1915 Act, North Roseville Rocklin District No. 88-3, Refunding, 8.25%,
   9/02/07 ................................................................................           125,000           127,165
   9/02/08 ................................................................................           130,000           133,901
   9/02/09 ................................................................................           110,000           113,548
Roseville City School District GO, Capital Appreciation, Series A, zero cpn.,
   8/01/11 ................................................................................         3,115,000         2,634,667
   8/01/17 ................................................................................        30,770,000        18,285,996
Roseville Electric System Revenue COP, FSA Insured, 5.00%,
   2/01/29 ................................................................................        10,000,000        10,512,300
   2/01/34 ................................................................................        17,000,000        17,839,970
Roseville Joint UHSD,
   Capital Appreciation, Series A, zero cpn., 8/01/10 .....................................         1,820,000         1,601,691
   Capital Appreciation, Series A, zero cpn., 8/01/11 .....................................         1,965,000         1,665,514
   Capital Appreciation, Series A, zero cpn., 8/01/17 .....................................        18,155,000        10,778,260
   GO, Election of 2004, Series B, FGIC Insured, 5.00%, 8/01/30 ...........................         8,375,000         8,817,032
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%,
   2/15/26 ................................................................................         5,000,000         5,448,900
   2/15/28 ................................................................................         5,000,000         5,464,150
Sacramento City Financing Authority Revenue, Capital Improvement,
   300 Richards Boulevard, Series C, AMBAC Insured, 5.00%, 12/01/36 .......................         8,625,000         9,118,609
   AMBAC Insured, 5.00%, 12/01/33 .........................................................           485,000           508,455
   AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33 ...........................................         7,035,000         7,621,860
   Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/31 ........        16,915,000        17,910,448
   Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/36 ........        10,000,000        10,572,300
   Pre-Refunded, 5.625%, 6/01/30 ..........................................................         6,000,000         6,427,860
   Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 .................................        26,250,000        27,728,925
Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 .........         5,250,000         5,473,020
Sacramento County Sanitation District Financing Authority Revenue,
   AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ..........................................         5,000,000         5,402,100
   Sacramento Regional County Sanitation, FGIC Insured, 5.00%, 12/01/36 ...................        18,500,000        19,657,915


                                                              Annual Report | 41

Franklin California Tax-Free Income Fund

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Sacramento County Sanitation District Financing Authority Revenue, (continued)
  Sacramento Regional County Sanitation, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
   12/01/35 ................................................................................     $  40,000,000     $  43,689,200
  Sanitation District 1, MBIA Insured, 5.00%, 8/01/30 ......................................         8,000,000         8,479,840
  Sanitation District 1, MBIA Insured, 5.00%, 8/01/35 ......................................        10,000,000        10,578,200
Sacramento MUD, Electric Revenue,
  sub. lien, Refunding, 8.00%, 11/15/10 ....................................................        16,110,000        16,134,326
  Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ........................................         9,095,000         9,572,306
  Sacramento MUD, Series R, MBIA Insured, 5.00%, 8/15/33 ...................................         4,500,000         4,707,180
  Series N, MBIA Insured, 5.00%, 8/15/28 ...................................................        63,500,000        66,223,515
Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ...............................         6,000,000         6,214,860
Saddleback Valley USD, GO,
  Election of 2004, Series A, MBIA Insured, 4.50%, 8/01/30 .................................         5,250,000         5,262,600
  FSA Insured, 5.00%, 8/01/27 ..............................................................         4,680,000         4,940,910
  FSA Insured, 5.00%, 8/01/29 ..............................................................         4,335,000         4,571,041
Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
 FSA Insured, 5.25%, 9/01/28 ...............................................................         6,800,000         6,975,916
San Bernardino County COP, Medical Center Financing Project,
  Refunding, 5.00%, 8/01/26 ................................................................        13,045,000        13,069,264
  Series A, MBIA Insured, 5.50%, 8/01/22 ...................................................        40,830,000        41,074,572
San Bernardino County Housing Authority MFMR,
  Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 ...................................         6,920,000         7,648,399
  Series A, GNMA Secured, 6.70%, 3/20/43 ...................................................         3,345,000         3,767,005
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding,
 MBIA Insured, 5.70%, 1/01/23 ..............................................................         6,315,000         6,471,170
San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%,
  10/01/26 .................................................................................         5,070,000         5,405,228
  10/01/30 .................................................................................         8,820,000         9,374,778
San Diego County COP, MBIA Insured, 5.00%, 8/15/28 .........................................        24,000,000        24,693,840
San Diego County Water Authority Water Revenue COP, Series A,
  FSA Insured, 5.00%, 5/01/34 ..............................................................       106,705,000       112,421,187
  MBIA Insured, 5.00%, 5/01/25 .............................................................        12,440,000        13,043,091
San Diego Public Facilities Financing Authority Sewer Revenue,
  Series A, FGIC Insured, 5.25%, 5/15/27 ...................................................        21,750,000        22,004,475
  Series B, FGIC Insured, 5.25%, 5/15/22 ...................................................         5,200,000         5,261,100
San Diego Public Facilities Financing Authority Water Revenue,
  MBIA Insured, 5.00%, 8/01/26 .............................................................        12,210,000        12,724,285
  Subordinated, Refunding, MBIA Insured, 5.00%, 8/01/32 ....................................        20,000,000        20,794,000
San Diego RDA Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%,
 11/01/15 ..................................................................................         5,000,000         5,108,700
San Diego USD, GO,
  Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/21 ....................        12,160,000         6,569,805
  Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/22 ....................         8,440,000         4,334,615
  Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/23 ....................        11,120,000         5,432,120
  Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 .................................         6,975,000         7,277,366
  Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 .................................        16,000,000        17,013,280
  Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ..................................        10,000,000        10,723,800
  Series C, FSA Insured, 5.00%, 7/01/26 ....................................................         6,490,000         6,960,979


42 | Annual Report

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
San Diego USD GO, Election 1998, Refunding,
   Series F-1, FSA Insured, 4.50%, 7/01/29 ................................................     $  12,000,000     $  12,041,280
   Series G-1, FSA Insured, 4.50%, 7/01/29 ................................................         9,710,000         9,743,402
San Francisco BART District Sales Tax Revenue,
   FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 .............................................        11,790,000        12,402,490
   FSA Insured, 5.00%, 7/01/36 ............................................................         6,760,000         7,107,194
   Refunding, Series A, MBIA Insured, 5.00%, 7/01/30 ......................................        20,000,000        21,189,400
San Francisco City and County Airports Commission Airport Revenue, Refunding, Series 28B,
 MBIA Insured, 5.00%, 5/01/27 .............................................................         5,050,000         5,277,351
San Francisco City and County Airports Commission International Airport Revenue,
   Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 .................................        24,635,000        25,132,873
   Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/28 ......................         7,500,000         7,499,775
   Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/32 ......................        29,260,000        29,171,927
   Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ............................        26,290,000        27,317,150
   Second Series, Issue 23B, FGIIC Insured, Pre-Refunded, 5.125%, 5/01/30 .................        10,000,000        10,415,300
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, MBIA Insured,
 5.00%, 9/01/31 ...........................................................................         5,805,000         5,996,333
San Francisco City and County RDA,
   Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 .........................................           315,000           315,287
   Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/07 ......         4,570,000         4,529,738
   Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/08 ......         7,785,000         7,426,812
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ..............................        19,500,000        20,792,460
   Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 ..............................        17,000,000        18,136,960
   Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 ..............................        57,000,000        60,677,640
   Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 ..............................        80,000,000        85,033,600
   Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 ..............................        80,000,000        84,740,000
   Refunding, Series A, 5.50%, 1/15/28 ....................................................       247,300,000       248,692,299
   Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .....................................        85,500,000        87,307,470
   Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ......................................        21,200,000        21,646,260
   senior lien, 5.00%, 1/01/33 ............................................................        82,040,000        82,065,432
   senior lien, ETM, zero cpn., 1/01/25 ...................................................         5,700,000         2,638,017
   senior lien, ETM, zero cpn., 1/01/28 ...................................................        33,545,000        13,491,128
   senior lien, ETM, zero cpn., 1/01/29 ...................................................        37,050,000        14,200,153
   senior lien, Pre-Refunded, 7.50%, 1/01/09 ..............................................        21,585,000        22,635,542
   senior lien, Pre-Refunded, 7.55%, 1/01/10 ..............................................        10,745,000        11,271,935
   senior lien, Pre-Refunded, 7.60%, 1/01/11 ..............................................        20,935,000        21,969,189
   senior lien, Pre-Refunded, 7.65%, 1/01/12 ..............................................        25,215,000        26,469,698
   senior lien, Pre-Refunded, 7.65%, 1/01/13 ..............................................        27,350,000        28,710,936
   senior lien, Pre-Refunded, 7.70%, 1/01/14 ..............................................         7,470,000         7,844,396
   senior lien, Pre-Refunded, 7.70%, 1/01/15 ..............................................        60,155,000        63,169,969
   senior lien, Refunding, Series A, 5.65%, 1/15/18 .......................................        60,000,000        63,879,600
   senior lien, Refunding, Series A, 5.70%, 1/15/20 .......................................        80,000,000        85,044,000
   senior lien, Refunding, Series A, 5.75%, 1/15/22 .......................................        90,000,000        95,662,800
San Jose Airport Revenue,
   Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ......................................        11,000,000        11,333,740
   Series D, MBIA Insured, 5.00%, 3/01/28 .................................................        10,000,000        10,493,400


                                                              Annual Report | 43

Franklin California Tax-Free Income Fund

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
San Jose Financing Authority Lease Revenue,
  Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ............................     $  46,400,000     $  48,081,072
  Refunding, Series F, MBIA Insured, 5.00%, 9/01/21 ........................................        14,045,000        14,555,255
  Refunding, Series F, MBIA Insured, 5.00%, 9/01/22 ........................................        14,730,000        15,247,170
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
AMBAC Insured, 5.00%, 9/01/24 ..............................................................         5,000,000         5,195,950
San Jose GO,
  Libraries and Parks, MBIA Insured, 5.00%, 9/01/36 ........................................        35,150,000        37,399,951
  Libraries Parks and Public Safety Projects, 5.00%, 9/01/28 ...............................        11,600,000        12,089,984
  Libraries Parks and Public Safety Projects, MBIA Insured, 5.00%, 9/01/34 .................        15,820,000        16,605,621
San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ................         7,110,000         7,249,854
San Jose RDA Tax Allocation,
  Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 ....................         7,325,000         7,516,768
  Merged Area Redevelopment Project, 5.25%, 8/01/29 ........................................         9,860,000        10,270,669
  Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 .........................         2,000,000         2,058,300
  Merged Area Redevelopment Project, MBIA Insured, Pre-Refunded, 5.625%, 8/01/28 ...........        22,105,000        22,694,319
  Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.625%, 8/01/28 ..............         2,030,000         2,083,105
San Jose USD, COP, Refunding, FSA Insured, zero cpn.,
  1/01/27 ..................................................................................         7,105,000         2,968,540
  1/01/29 ..................................................................................         7,105,000         2,705,797
San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
  8/01/24 ..................................................................................         9,200,000         9,669,016
  8/01/27 ..................................................................................         9,150,000         9,601,552
San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 .....................         4,000,000         4,157,400
San Juan USD, GO, Election of 1998, Series B, MBIA Insured, zero cpn.,
  8/01/26 ..................................................................................        15,825,000         6,433,021
  8/01/27 ..................................................................................        18,605,000         7,727,587
  8/01/28 ..................................................................................        19,470,000         7,728,616
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 .............................................        15,000,000        18,148,800
San Marcos Public Facilities Authority Revenue,
  Refunding, 5.80%, 9/01/18 ................................................................         4,745,000         4,922,083
  Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded, 5.75%,
   10/01/29 ................................................................................         5,340,000         5,822,576
  Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded, 5.80%,
   10/01/30 ................................................................................         8,035,000         8,729,867
San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding,
 Series A, FSA Insured, 5.00%, 7/15/29 .....................................................        13,000,000        13,404,430
San Mateo County Transit District Sales Tax Revenue, Refunding, Series A, MBIA Insured,
 5.00%, 6/01/32 ............................................................................        15,000,000        15,863,250
San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
 5.00%, 8/01/39 ............................................................................         6,555,000         6,848,730
San Mateo RDA Tax Allocation,
  5.60%, 8/01/25 ...........................................................................        10,185,000        10,726,435
  Merged Area, Series A, Pre-Refunded, 5.70%, 8/01/27 ......................................         6,330,000         6,499,834
San Mateo UHSD,
  COP, Phase I Projects, Capital Appreciation, Series B, zero cpn. to 12/14/19, 5.00%
   thereafter, 12/15/43 ....................................................................        11,535,000         6,502,510
  GO, Capital Appreciation, Election of 2000, Series B, FGIC Insured, zero cpn., 9/01/22 ...         5,000,000         2,568,550
  GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25 ...............        13,865,000        14,689,967


44  |  Annual Report

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Ramon PFA Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ..........................     $  18,360,000      $ 18,947,153
  San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36 .................         5,655,000         5,947,250
  San Ramon Valley USD, GO, Election of 2002,
    FSA Insured, 5.00%, 8/01/26 ...............................................................        12,800,000        13,521,792
    FSA Insured, 5.40%, 3/01/28 ...............................................................        27,410,000        29,741,495
    FSA Insured, 5.00%, 8/01/29 ...............................................................        16,505,000        17,403,697
    MBIA Insured, 5.00%, 8/01/25 ..............................................................        14,215,000        15,208,771
    MBIA Insured, 5.00%, 8/01/28 ..............................................................        14,770,000        15,770,815
    MBIA Insured, 5.00%, 8/01/31 ..............................................................        14,795,000        15,758,450
  Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/27 .....................         6,000,000         6,451,140
a Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 .........         4,805,000         4,761,226
  Santa Clara Electric Revenue, Sub Series A, MBIA Insured, 5.00%, 7/01/25 ....................         5,470,000         5,726,105
  Santa Clara Housing Authority MFHR,
    Elena Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 ..................         5,530,000         5,550,406
    Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 .................         3,800,000         3,841,534
  Santa Clara USD, COP, 5.375%, 7/01/31 .......................................................         7,575,000         8,010,790
  Santa Cruz City Elementary School District GO, MBIA Insured, 5.00%, 8/01/29 .................         5,625,000         5,966,494
  Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 .......................        11,535,000        12,235,290
  Santa Margarita Water District Special Tax, Community Facilities District No. 99-1, 6.00%,
   9/01/30 ....................................................................................         9,000,000         9,528,210
  Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ........................           440,000           441,201
  Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 5.55%,
   8/01/27 ....................................................................................        21,000,000        22,927,170
  Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project, AMBAC
   Insured, Pre-Refunded, 6.00%, 7/01/29 ......................................................        13,110,000        13,931,210
  Saugus USD, GO, Series B, FSA Insured, Pre-Refunded, 5.00%, 8/01/29 .........................         5,000,000         5,473,050
  Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility
    Project, Series A,
     5.95%, 1/01/11 ...........................................................................         1,550,000         1,568,244
     6.05%, 1/01/17 ...........................................................................         5,135,000         5,195,798
  Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, 5.00%, 8/01/26 ..................         6,000,000         6,338,340
  Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
    5.30%, 9/01/29 ............................................................................         1,615,000         1,665,937
    5.40%, 9/01/34 ............................................................................         2,000,000         2,063,600
  Solano County COP, GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/32 ..........................        24,665,000        26,458,885
  Sonoma County Water Agency Water Revenue, Series A, FSA Insured, 5.00%, 7/01/36 .............         5,600,000         5,953,080
  South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
    5.00%, 10/01/32 ...........................................................................         6,475,000         6,744,231
  Southern California Public Power Authority Power Project Revenue,
     6.75%, 7/01/13 ...........................................................................        10,000,000        11,564,700
      Series A, AMBAC Insured, ETM, zero cpn., 7/01/11 ........................................        12,000,000        10,280,280
      Series A, AMBAC Insured, ETM, zero cpn., 7/01/12 ........................................        16,890,000        13,901,314
      Series A, AMBAC Insured, ETM, zero cpn., 7/01/13 ........................................        16,000,000        12,665,120
  Southern California Public Power Authority Project Revenue, Magnolia Power Project, Series A,
   AMBAC Insured, 5.00%, 7/01/36 ..............................................................        15,800,000        16,513,212
  Southern California Public Power Authority Transmission Project Revenue, Southern
   Transmission Project, 6.125%, 7/01/18 ......................................................         1,135,000         1,135,863


                                                              Annual Report | 45

Franklin California Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Standard Elementary School District GO, Election of 2006, Series A, AMBAC Insured, 5.00%,
 11/01/30 .................................................................................     $   5,000,000     $   5,316,600
Stockton COP, Essential Services Building Parking Facility, Pre-Refunded,
   5.875%, 8/01/23 ........................................................................         2,295,000         2,435,684
   6.00%, 8/01/31 .........................................................................         6,585,000         7,006,835
Stockton East Water District COP, 1990 Project, Series B, zero cpn., 4/01/16 ..............       103,885,000        68,113,239
Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA
 Insured, 5.95%, 7/01/17 ..................................................................         5,095,000         5,225,687
Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 .................         9,110,000         9,629,634
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
 5.20%, 9/01/29 ...........................................................................        19,160,000        19,898,043
Stockton USD, GO,
   Election of 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 ............................         5,030,000         5,256,602
   MBIA Insured, 5.00%, 1/01/28 ...........................................................         5,335,000         5,572,568
Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
 Series A, zero cpn., 10/01/28 ............................................................        17,855,000         6,168,010
Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 .........................................         7,840,000         8,204,952
Tahoe Forest Hospital District Revenue, Series A,
   5.90%, 7/01/29 .........................................................................         1,635,000         1,715,262
   Pre-Refunded, 5.90%, 7/01/29 ...........................................................         6,355,000         6,795,402
Thousand Oaks RDA, MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured,
 5.75%, 11/01/27 ..........................................................................         7,095,000         7,278,335
Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, zero cpn., 9/01/23 .....            16,000            58,133
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
 Asset-Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28 ...............................        17,390,000        18,356,014
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
   Asset-Backed Bonds,
    Senior Series A, Pre-Refunded, 5.50%, 6/01/36 .........................................        80,500,000        87,559,045
    Senior Series A, Pre-Refunded, 5.625%, 6/01/43 ........................................       123,165,000       134,683,391
    Sub Series B, Pre-Refunded, 6.00%, 6/01/43 ............................................        48,435,000        53,812,254
Tobacco Securitization Authority Tobacco Settlement Revenue, Series A, Pre-Refunded,
   5.25%, 6/01/31 .........................................................................         6,800,000         7,242,952
   5.375%, 6/01/41 ........................................................................        30,250,000        32,365,382
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 .....         4,385,000         4,656,037
Trabuco Canyon PFA, Special Tax Revenue, Refunding,
   Series A, FSA Insured, 6.00%, 10/01/10 .................................................        13,775,000        14,373,386
   Series A, FSA Insured, 6.10%, 10/01/15 .................................................        13,220,000        14,763,038
   Series C, FSA Insured, 6.00%, 7/01/12 ..................................................         3,040,000         3,206,957
   Series C, FSA Insured, 6.10%, 7/01/19 ..................................................         5,215,000         6,135,082
Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured, 5.125%,
 10/01/27 .................................................................................         5,000,000         5,194,150
Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ....         5,000,000         5,056,850
Tulare Local Health Care District Health Facilities Revenue, California Mortgage Insured,
 5.20%, 12/01/21 ..........................................................................         4,455,000         4,573,904
Tulare Sewer Revenue, XLCA Insured, 5.00%,
   11/15/36 ...............................................................................        15,925,000        16,754,852
   11/15/41 ...............................................................................        13,000,000        13,620,100


46 | Annual Report

Franklin California Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Tustin CFD Special Tax, No. 04-01, John Lang Homes,
   5.375%, 9/01/29 ........................................................................     $   1,000,000     $   1,019,210
   5.50%, 9/01/34 .........................................................................         1,500,000         1,531,575
Tustin USD, Special Tax, CFD No. 97-1, Pre-Refunded, 6.375%, 9/01/35 ......................         8,645,000         9,151,683
Union City CRDA Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
 5.75%, 10/01/33 ..........................................................................         4,910,000         5,197,088
University of California Hospital Revenue, UCLA Medical Center, Series A, AMBAC Insured,
 5.00%, 5/15/34 ...........................................................................        10,000,000        10,476,400
University of California Regents Medical Center Pooled Revenue, Series A, MBIA Insured,
 4.50%, 5/15/47 ...........................................................................        66,335,000        65,003,657
University of California Revenues,
   General, Refunding, Series J, FSA Insured, 4.50%, 5/15/35 ..............................        35,000,000        34,887,650
   Limited Project, Series B, FSA Insured, 5.00%, 5/15/33 .................................        15,000,000        15,768,300
   Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%, 9/01/23 ........         9,200,000         9,715,108
   Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%, 9/01/26 ........        13,430,000        14,181,946
   Research Facilities, Series E, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/31 .............         5,000,000         5,217,600
   Series O, FGIC Insured, Pre-Refunded, 5.25%, 9/01/34 ...................................        61,235,000        65,150,978
Upland COP, San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 .....................        11,210,000        11,661,202
Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ..............................................         4,620,000         4,445,272
Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District, Series A, 5.80%,
 9/01/31 ..................................................................................         4,690,000         4,832,904
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ..............         2,190,000         2,194,971
Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment
 Project Area, 5.875%, 9/01/37 ............................................................         5,000,000         5,234,200
Vista USD, GO, Series B, FGIC Insured, 5.00%, 8/01/28 .....................................         6,000,000         6,291,000
Washington Township Hospital District Revenue,
   AMBAC Insured, 5.25%, 7/01/23 ..........................................................         5,000,000         5,002,300
   Health Care District Revenue, 5.25%, 7/01/29 ...........................................         6,500,000         6,663,995
West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A,
 AMBAC Insured, 5.50%, 8/01/22 ............................................................         4,000,000         4,063,240
West Contra Costa USD, GO,
   Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 ...............................        11,605,000        12,214,379
   Series A, FSA Insured, 5.00%, 8/01/35 ..................................................        32,000,000        33,735,040
West Covina PFA Lease Revenue, Big League Dreams Project, Series A, 5.00%,
   6/01/30 ................................................................................         4,200,000         4,359,138
   6/01/36 ................................................................................         5,045,000         5,224,652
West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ...............................         6,250,000         6,426,563
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%,
 9/01/34 ..................................................................................         5,000,000         5,508,700
Westlands Water District Revenue COP, MBIA Insured, 5.00%,
   9/01/26 ................................................................................        13,150,000        13,735,175
   9/01/34 ................................................................................        13,500,000        14,054,580
Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, Pre-Refunded,
   5.60%, 6/01/22 .........................................................................        14,285,000        15,758,498
   5.75%, 6/01/31 .........................................................................        28,000,000        31,084,480
William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ..........................         8,685,000         9,116,297


                                                              Annual Report | 47

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
   9/01/29 ..................................................................................   $  10,100,000     $    10,622,574
   9/01/34 ..................................................................................      12,765,000          13,400,569
                                                                                                                  ---------------
TOTAL CALIFORNIA (COST $11,859,455,905) .....................................................                      12,632,172,993
                                                                                                                  ---------------
U.S. TERRITORIES 7.7%
PUERTO RICO 7.6%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
   5.50%, 5/15/39 ...........................................................................       7,210,000           7,555,864
   5.625%, 5/15/43 ..........................................................................      25,500,000          26,831,865
Puerto Rico Commonwealth GO, Public Improvement,
   Refunding, Series B, 5.25%, 7/01/32 ......................................................      20,000,000          21,419,400
   Refunding, Series B, 5.00%, 7/01/35 ......................................................      35,000,000          36,497,300
   Series A, 5.125%, 7/01/31 ................................................................      95,185,000          98,082,431
   Series A, Pre-Refunded, 5.00%, 7/01/27 ...................................................      26,750,000          28,496,775
   Series A, Pre-Refunded, 5.125%, 7/01/31 ..................................................      47,740,000          50,577,665
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
 Pre-Refunded, 5.00%, 7/01/36 ...............................................................      63,000,000          68,687,640
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series A, MBIA Insured, 5.00%, 7/01/38 ...................................................     116,975,000         119,341,404
   Series B, Pre-Refunded, 6.00%, 7/01/31 ...................................................      13,000,000          14,044,940
   Series B, Pre-Refunded, 6.00%, 7/01/39 ...................................................      13,200,000          14,261,016
   Series D, Pre-Refunded, 5.375%, 7/01/36 ..................................................      45,000,000          48,737,250
   Series D, Pre-Refunded, 5.75%, 7/01/41 ...................................................      20,000,000          22,016,000
   Series K, Pre-Refunded, 5.00%, 7/01/40 ...................................................      30,000,000          32,547,300
   Series K, Pre-Refunded, 5.00%, 7/01/45 ...................................................      30,000,000          32,547,300
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
   5.00%, 7/01/46 ...........................................................................      20,000,000          20,778,600
   Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ....................................      10,000,000          10,202,800
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
   AMBAC Insured, 5.00%, 7/01/31 ............................................................      15,000,000          16,028,850
   FGIC Insured, 5.00%, 7/01/24 .............................................................       6,505,000           6,956,382
Puerto Rico Electric Power Authority Power Revenue,
   Series DD, MBIA Insured, 5.00%, 7/01/28 ..................................................      23,250,000          23,867,985
   Series II, 5.25%, 7/01/31 ................................................................      48,000,000          50,778,240
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
 Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ...................       6,800,000           7,388,472
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
   Refunding, Series D, 5.375%, 7/01/33 .....................................................      26,510,000          27,921,923
   Series D, Pre-Refunded, 5.375%, 7/01/33 ..................................................      73,490,000          79,411,089
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
   5.50%, 8/01/29 ...........................................................................      35,760,000          37,593,773
   Pre-Refunded, 5.50%, 8/01/29 .............................................................     104,235,000         112,593,605
University of Puerto Rico University Revenues, University System, Refunding, Series P, 5.00%,
   6/01/23 ..................................................................................      10,000,000          10,524,700
   6/01/24 ..................................................................................      15,410,000          16,194,831


48 | Annual Report

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  University of Puerto Rico University Revenues, University System, Refunding,
    Series P, 5.00%, (continued)
     6/01/25 ..................................................................................     $ 10,000,000     $    10,486,100
     6/01/30 ..................................................................................       10,000,000          10,447,700
                                                                                                                     ---------------
  TOTAL PUERTO RICO ...........................................................................                        1,062,819,200
                                                                                                                     ---------------
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien,
    Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .....................................        7,000,000           7,207,270
    Refunding, Series A, 5.50%, 10/01/14 ......................................................        3,865,000           3,986,284
                                                                                                                     ---------------
  TOTAL VIRGIN ISLANDS ........................................................................                           11,193,554
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES (COST $988,966,434) ..................................................                        1,074,012,754
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $12,848,422,339) ..........................................                      $13,706,185,747
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 1.8%
  MUNICIPAL BONDS 1.8%
  CALIFORNIA 1.8%
b Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series C, AMBAC Insured,
   Weekly VRDN and Put, 3.48%, 4/01/37 ........................................................        1,100,000           1,100,000
b California Infrastructure and Economic Development Bank Insured Revenue, Rand Corp.,
    Series B, AMBAC Insured, Daily VRDN and Put, 3.63%, 4/01/42 ...............................       11,120,000          11,120,000
b California Infrastructure and Economic Development Bank Revenue,
    J. Paul Getty Trust, Series B, Daily VRDN and Put, 3.62%, 4/01/33 .........................       28,600,000          28,600,000
    San Francisco Ballet Assn., FGIC Insured, Daily VRDN and Put, 3.68%, 7/01/36 ..............        8,000,000           8,000,000
b California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put,
   3.69%, 11/01/26 ............................................................................        7,200,000           7,200,000
b California State Department of Water Resources Power Supply Revenue,
    Refunding, Sub Series F-1, Daily VRDN and Put, 3.61%, 5/01/19 .............................          100,000             100,000
    Refunding, Sub Series F-3, Daily VRDN and Put, 3.68%, 5/01/21 .............................        6,500,000           6,500,000
    Refunding, Sub Series F-5, Weekly VRDN and Put, 3.70%, 5/01/22 ............................        4,600,000           4,600,000
    Series B-1, Daily VRDN and Put, 3.68%, 5/01/22 ............................................       11,000,000          11,000,000
    Series B-2, Daily VRDN and Put, 3.70%, 5/01/22 ............................................        6,000,000           6,000,000
    Series B-3, Daily VRDN and Put, 3.55%, 5/01/22 ............................................        7,600,000           7,600,000
    Series B-4, Daily VRDN and Put, 3.61%, 5/01/22 ............................................        4,500,000           4,500,000
    Series B-5, Daily VRDN and Put, 3.65%, 5/01/22 ............................................       20,400,000          20,400,000
    Series B-6, Daily VRDN and Put, 3.61%, 5/01/22 ............................................       12,800,000          12,800,000
    Series C-7, FSA Insured, Weekly VRDN and Put, 3.55%, 5/01/22 ..............................        5,700,000           5,700,000
b California State Economic Recovery Revenue,
    Series C-2, Weekly VRDN and Put, 3.65%, 7/01/23 ...........................................        7,800,000           7,800,000
    Series C-3, Daily VRDN and Put, 3.65%, 7/01/23 ............................................        6,000,000           6,000,000
    Series C-4, Daily VRDN and Put, 3.68%, 7/01/23 ............................................       12,100,000          12,100,000
    Series C-8, Daily VRDN and Put, 3.55%, 7/01/23 ............................................        1,300,000           1,300,000
    Series C-9, Daily VRDN and Put, 3.55%, 7/01/23 ............................................          500,000             500,000


                                                              Annual Report | 49

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
b California State GO,
    Daily Kindergarten University, Refunding, Series A-2, Daily VRDN and Put, 3.64%,
     5/01/34 ................................................................................     $   19,950,000     $    19,950,000
    Kindergarten-University, Refunding, Series A-3, Daily VRDN and Put, 3.70%, 5/01/34 ......         10,300,000          10,300,000
    Series A-1, Daily VRDN and Put, 3.70%, 5/01/33 ..........................................          2,800,000           2,800,000
    Series A-2, Daily VRDN and Put, 3.61%, 5/01/33 ..........................................          5,900,000           5,900,000
    Series C-4, Weekly VRDN and Put, 3.56%, 5/01/33 .........................................          3,000,000           3,000,000
b California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System, AMBAC Insured,
   Daily VRDN and Put, 3.67%, 8/15/27 .......................................................          3,600,000           3,600,000
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
   Daily VRDN and Put, 3.61%, 7/01/35 .......................................................          6,140,000           6,140,000
b Metropolitan Water District Southern California Waterworks Revenue,
    Refunding, Series B-1, Daily VRDN and Put, 3.61%, 7/01/35 ...............................         17,300,000          17,300,000
    Refunding, Series B-3, Daily VRDN and Put, 3.65%, 7/01/35 ...............................            600,000             600,000
    Series B, Weekly VRDN and Put, 3.50%, 7/01/27 ...........................................          1,700,000           1,700,000
    Series C-2, Daily VRDN and Put, 3.63%, 7/01/36 ..........................................          7,400,000           7,400,000
b Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Series A, Weekly
   VRDN and Put, 3.65%, 10/01/26 ............................................................          1,400,000           1,400,000
b Orange County Sanitation District COP, Refunding, Series A, Daily VRDN and Put, 3.63%,
   8/01/29 ..................................................................................          8,500,000           8,500,000
                                                                                                                     ---------------
 TOTAL SHORT TERM INVESTMENTS (COST $251,510,000) ...........................................                        $   251,510,000
                                                                                                                     ---------------
 TOTAL INVESTMENTS (COST $13,099,932,339) 99.8% .............................................                         13,957,695,747
 OTHER ASSETS, LESS LIABILITIES 0.2% ........................................................                             34,173,474
                                                                                                                     ---------------
 NET ASSETS 100.0% ..........................................................................                        $13,991,869,221
                                                                                                                     ===============


See Selected Portfolio Abbreviations on next page.

a Security has been deemed illiquid because it may not be able to be sold within seven days. At 3/31/07, the aggregate value of these securities was $6,334,176, representing 0.05% of net assets.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus acctued interest at specified dates. The coupon rate shown represents the rate at period end.


50 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MARCH 31, 2007

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT   -   Improvement Bond Act of 1915
ABAG       -   The Association of Bay Area Governments
ACA        -   American Capital Access Holdings Inc.
AD         -   Assessment District
AMBAC      -   American Municipal Bond Assurance Corp.
BART       -   Bay Area Rapid Transit
BIG        -   Bond Investors Guaranty Insurance Co. (acquired by
               MBIA in 1989 and no longer does business under
               this name)
CDA        -   Community Development Authority/Agency
CFD        -   Community Facilities District
CHFCLP     -   California Health Facilities Construction Loan Program
COP        -   Certificate of Participation
CRDA       -   Community Redevelopment Authority/Agency
CSAC       -   County Supervisors Association of California
ETM        -   Escrow to Maturity
FGIC       -   Financial Guaranty Insurance Co.
FHA        -   Federal Housing Authority/Agency
FNMA       -   Federal National Mortgage Association
FSA        -   Financial Security Assurance Inc.
GNMA       -   Government National Mortgage Association
GO         -   General Obligation
HFA        -   Housing Finance Authority/Agency
HFAR       -   Housing Finance Authority/Agency Revenue
HMR        -   Home Mortgage Revenue
ID         -   Improvement District
IDR        -   Industrial Development Revenue
MBIA       -   Municipal Bond Investors Assurance Corp.
MBS        -   Mortgage-Backed Securities
MFHR       -   Multi-Family Housing Revenue
MFMR       -   Multi-Family Mortgage Revenue
MFR        -   Multi-Family Revenue
MTA        -   Metropolitan Transit Authority
MUD        -   Municipal Utility District
PBA        -   Public Building Authority
PCFA       -   Pollution Control Financing Authority
PCR        -   Pollution Control Revenue
PFA        -   Public Financing Authority
PFAR       -   Public Financing Authority Revenue
RDA        -   Redevelopment Agency/Authority
RDAR       -   Redevelopment Agency Revenue
RMR        -   Residential Mortgage Revenue
SFHMR      -   Single Family Home Mortgage Revenue
SFM        -   Single Family Mortgage
SFMR       -   Single Family Mortgage Revenue
UHSD       -   Unified/Union High School District
USD        -   Unified/Union School District
XLCA       -   XL Capital Assurance


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin California Tax-Free Income Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007

Assets:
 Investments in securities:
  Cost .....................................................   $ 13,099,932,339
                                                               ================
  Value ....................................................   $ 13,957,695,747
 Cash ......................................................             34,818
 Receivables:
  Capital shares sold ......................................         40,795,426
  Interest .................................................        156,512,040
                                                               ----------------
        Total assets .......................................     14,155,038,031
                                                               ----------------
Liabilities:
 Payables:
  Investment securities purchased ..........................        138,558,124
  Capital shares redeemed ..................................         14,942,699
  Affiliates ...............................................          9,300,518
 Accrued expenses and other liabilities ....................            367,469
                                                               ----------------
        Total liabilities ..................................        163,168,810
                                                               ----------------
           Net assets, at value ............................   $ 13,991,869,221
                                                               ----------------
Net assets consist of:
 Paid-in capital ...........................................   $ 13,111,188,854
 Undistributed net investment income .......................         37,802,338
 Net unrealized appreciation (depreciation) ................        857,763,408
 Accumulated net realized gain (loss) ......................        (14,885,379)
                                                               ----------------
           Net assets, at value ............................   $ 13,991,869,221
                                                               ================


52 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin California Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
March 31, 2007

CLASS A:
 Net assets, at value ................................................   $ 12,949,082,765
                                                                         ================
 Shares outstanding ..................................................      1,761,512,642
                                                                         ================
 Net asset value per share a .........................................   $           7.35
                                                                         ================
 Maximum offering price per share (net asset value per share / 95.75%)   $           7.68
                                                                         ================
CLASS B:
 Net assets, at value ................................................   $    289,147,190
                                                                         ================
 Shares outstanding ..................................................         39,372,326
                                                                         ================
 Net asset value and maximum offering price per share a ..............   $           7.34
                                                                         ================
CLASS C:
 Net assets, at value ................................................   $    631,183,729
                                                                         ================
 Shares outstanding ..................................................         85,984,065
                                                                         ================
 Net asset value and maximum offering price per share a ..............   $           7.34
                                                                         ================
ADVISOR CLASS:
 Net assets, at value ................................................   $    122,455,537
                                                                         ================
 Shares outstanding ..................................................         16,677,405
                                                                         ================
 Net asset value and maximum offering price per share a ..............   $           7.34
                                                                         ================


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 53

Franklin California Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the year ended March 31, 2007

Investment income:
 Interest ..........................................................   $    692,906,750
                                                                       ----------------
Expenses:
 Management fees (Note 3a) .........................................         61,011,923
 Distribution fees (Note 3c)
  Class A ..........................................................         11,017,042
  Class B ..........................................................          2,031,054
  Class C ..........................................................          3,772,935
 Transfer agent fees (Note 3e) .....................................          4,532,670
 Custodian fees ....................................................            201,913
 Reports to shareholders ...........................................            334,744
 Registration and filing fees ......................................             85,287
 Professional fees .................................................            148,181
 Directors' fees and expenses ......................................            152,410
 Other .............................................................            513,646
                                                                       ----------------
       Total expenses ..............................................         83,801,805
                                                                       ----------------
           Net investment income ...................................        609,104,945
                                                                       ----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .........................         (6,149,438)
 Net change in unrealized appreciation (depreciation) on investments        181,041,108
                                                                       ----------------
Net realized and unrealized gain (loss) ............................        174,891,670
                                                                       ----------------
Net increase (decrease) in net assets resulting from operations ....   $    783,996,615
                                                                       ================


54 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin California Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  -------------------------------------
                                                                                           YEAR ENDED MARCH 31,
                                                                                  -------------------------------------
                                                                                        2007                 2006
                                                                                  -------------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income .....................................................    $    609,104,945     $    604,668,823
   Net realized gain (loss) from investments .................................          (6,149,438)          15,148,712
   Net change in unrealized appreciation (depreciation) on investments .......         181,041,108          (15,783,506)
                                                                                  -------------------------------------
        Net increase (decrease) in net assets resulting from operations ......         783,996,615          604,034,029
                                                                                  -------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................................................        (567,410,198)        (563,049,243)
   Class B ...................................................................         (12,485,981)         (13,828,062)
   Class C ...................................................................         (22,820,537)         (20,634,095)
   Advisor Class .............................................................          (3,874,181)          (2,322,878)
  Net realized gains:
   Class A ...................................................................         (12,087,029)         (18,204,587)
   Class B ...................................................................            (300,244)            (505,428)
   Class C ...................................................................            (560,102)            (768,376)
   Advisor Class .............................................................             (74,874)             (76,601)
                                                                                  -------------------------------------
 Total distributions to shareholders .........................................        (619,613,146)        (619,389,270)
                                                                                  -------------------------------------
 Capital share transactions: (Note 2)
   Class A ...................................................................         377,398,217          162,213,798
   Class B ...................................................................         (46,019,448)         (27,329,123)
   Class C ...................................................................          77,471,172           53,522,920
   Advisor Class .............................................................          55,991,227           23,438,981
                                                                                  -------------------------------------
 Total capital share transactions ............................................         464,841,168          211,846,576
                                                                                  -------------------------------------
 Redemption fees .............................................................              25,014               26,869
                                                                                  -------------------------------------
        Net increase (decrease) in net assets ................................         629,249,651          196,518,204
Net assets:
 Beginning of year ...........................................................      13,362,619,570       13,166,101,366
                                                                                  -------------------------------------
 End of year .................................................................    $ 13,991,869,221     $ 13,362,619,570
                                                                                  =====================================
Undistributed net investment income included in net assets:
 End of year .................................................................    $     37,802,338     $     36,982,268
                                                                                  =====================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 55

Franklin California Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.


56 | Annual Report

Franklin California Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.


                                                              Annual Report | 57

Franklin California Tax-Free Income Fund

2. CAPITAL STOCK

At March 31, 2007, there were five billion shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                 ------------------------------------------------------------------
                                                       YEAR ENDED MARCH 31,
                                              2007                              2006
                                 ------------------------------------------------------------------
                                    SHARES           AMOUNT            SHARES           AMOUNT
                                 ------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................    172,179,910    $ 1,258,766,395     136,792,757    $ 1,001,465,282
 Shares issued in reinvestment
  of distributions ...........     44,698,379        325,838,184      43,917,953        320,839,506
 Shares redeemed .............   (165,385,953)   $(1,207,206,362)   (158,604,658)    (1,160,090,990)
                                 ------------------------------------------------------------------
 Net increase (decrease) .....     51,492,336        377,398,217      22,106,052    $   162,213,798
                                 ==================================================================
CLASS B SHARES:
 Shares sold .................        262,868    $     1,919,928         437,754    $     3,196,495
 Shares issued in reinvestment
  of distributions ...........      1,199,042          8,735,742       1,327,785          9,696,699
 Shares redeemed .............     (7,763,597)       (56,675,118)     (5,502,258)       (40,222,317)
                                 ------------------------------------------------------------------
 Net increase (decrease) .....     (6,301,687)   $   (46,019,448)     (3,736,719)   $   (27,329,123)
                                 ==================================================================
CLASS C SHARES:
 Shares sold .................     20,315,818    $   148,386,021      15,827,740    $   115,728,677
 Shares issued in reinvestment
  of distributions ...........      2,077,673         15,135,159       1,884,961         13,755,370
 Shares redeemed .............    (11,805,173)       (86,050,008)    (10,393,075)       (75,961,127)
                                 ------------------------------------------------------------------
 Net increase (decrease) .....     10,588,318    $    77,471,172       7,319,626    $    53,522,920
                                 ==================================================================
ADVISOR CLASS SHARES:
 Shares sold .................      8,863,262    $    64,985,458       3,621,631    $    26,436,445
 Shares issued in reinvestment
  of distributions ...........        230,952          1,683,458         100,401            731,438
 Shares redeemed .............     (1,466,612)       (10,677,689)       (508,782)        (3,728,902)
                                 ------------------------------------------------------------------
 Net increase (decrease) .....      7,627,602    $    55,991,227       3,213,250    $    23,438,981
                                 ==================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries.

---------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
---------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                               Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent


58 | Annual Report

Franklin California Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

----------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
----------------------------------------------------------------------------
       0.625%            Up to and including $100 million
       0.500%            Over $100 million, up to and including $250 million
       0.450%            Over $ 250 million, up to and including $10 billion
       0.440%            Over $10 billion, up to and including $12.5 billion
       0.420%            Over $12.5 billion, up to and including $15 billion
       0.400%            Over $15 billion, up to and including $17.5 billion
       0.380%            Over $17.5 billion, up to and including $20 billion
       0.360%            In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Directors has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...................................................   0.10%
Class B ...................................................   0.65%
Class C ...................................................   0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
  unaffiliated broker/dealers .......................   $2,755,603
Contingent deferred sales charges retained ..........   $  433,145


                                                              Annual Report | 59

Franklin California Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $4,532,670, of which $2,564,072 was retained by Investor Services.

4. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2007, the Fund deferred realized capital losses of $14,707,602.

The tax character of distributions paid during the years ended March 31, 2007 and 2006, was as follows:

                                                     ---------------------------
                                                         2007           2006
                                                     ---------------------------
Distributions paid from:
   Tax-exempt income .............................   $606,590,897   $599,834,278
   Long term capital gain ........................     13,022,249     19,554,992
                                                     ---------------------------
                                                     $619,613,146   $619,389,270
                                                     ===========================

At March 31, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt and ordinary income and undistributed long term capital gains for income tax purposes were as follows:


Cost of investments ..........................................   $13,088,318,656
                                                                 ===============
Unrealized appreciation ......................................   $   876,962,799
Unrealized depreciation ......................................        (7,585,708
                                                                 ---------------
Net unrealized appreciation (depreciation) ...................   $   869,377,091
                                                                 ===============
Undistributed tax exempt income ..............................   $    25,927,459
Undistributed long term capital gains ........................            77,490
                                                                 ---------------
Distributable earnings .......................................   $    26,004,949
                                                                 ===============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2007, aggregated $1,626,028,784 and $1,065,004,296, respectively.


60 | Annual Report

Franklin California Tax-Free Income Fund

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Fund did not participate in that settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                              Annual Report | 61

Franklin California Tax-Free Income Fund

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


62 | Annual Report

Franklin California Tax-Free Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin California Tax-Free Income Fund (the "Fund") at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
May 18, 2007


                                                              Annual Report | 63

Franklin California Tax-Free Income Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $10,258,883 as a long term capital gain dividend for the fiscal year ended March 31, 2007.

Under Section 852(b)(5)(A) of the Code, the Fund designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2007. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2008, shareholders will be notified of amounts for use in preparing their 2007 income tax returns.


64 | Annual Report

Franklin California Tax-Free Income Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION    TIME SERVED        BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)             Director    Since 1977         142                      Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                        company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)            Director    Since April 2007   122                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM L. GINN (1937)                  Director    Since April 2007   121                      Director, Chevron Corporation (global
One Franklin Parkway                                                                        energy company) and ICO Global
San Mateo, CA 94403-1906                                                                    Communications (Holdings) Limited
                                                                                            (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive
Officer, AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)             Director    Since 1998         142                      Director, Hess Corporation (formerly,
One Franklin Parkway                                                                        Amerada Hess Corporation) (explo
San Mateo, CA 94403-1906                                                                    ration and refining of oil and gas),
                                                                                            H.J. Heinz Company (processed foods
                                                                                            and allied products), RTI International
                                                                                            Metals, Inc. (manufacture and distri
                                                                                            bution of titanium), Canadian National
                                                                                            Railway (railroad) and White
                                                                                            Mountains Insurance Group, Ltd.
                                                                                            (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 65

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION    TIME SERVED        BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)             Director    Since April 2007   123                      Director, Center for Creative Land
One Franklin Parkway                                                                         Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)                Director    Since 2006         141                      Director, Hess Corporation (formerly,
One Franklin Parkway                                                                         Amerada Hess Corporation) (explo
San Mateo, CA 94403-1906                                                                     ration and refining of oil and gas) and
                                                                                             Sentient Jet (private jet service); and
                                                                                             FORMERLY, Director, Becton Dickinson
                                                                                             and Company (medical technology),
                                                                                             Cooper Industries, Inc. (electrical
                                                                                             products and tools and hardware),
                                                                                             Health Net, Inc. (formerly, Foundation
                                                                                             Health) (integrated managed care),
                                                                                             The Hertz Corporation (car rental),
                                                                                             Pacific Southwest Airlines, The RCA
                                                                                             Corporation, Unicom (formerly,
                                                                                             Commonwealth Edison), UAL
                                                                                             Corporation (airlines) and White
                                                                                             Mountains Insurance Group, Ltd.
                                                                                             (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)             Director    Since April 2007   140                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)                Director    Since April 2007   122                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial
Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice
President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company
(1986-1990).


66 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION          TIME SERVED          BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)          Director,         Director since       142                             None
One Franklin Parkway                 President, and    1977, President
San Mateo, CA 94403-1906             Chief Executive   since 1984 and
                                     Officer -         Chief Executive
                                     Investment        Officer -
                                     Management        Investment
                                                       Management
                                                       since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)      Director and      Director since       58                              None
One Franklin Parkway                 Vice President    1983 and Vice
San Mateo, CA 94403-1906                               President since
                                                       1982

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (1959)                Vice President    Since 1999           Not Applicable                  Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (1965)         Vice President    Since 1999           Not Applicable                  Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)                Chief             Chief Compliance     Not Applicable                  Not Applicable
One Franklin Parkway                 Compliance        Officer since 2004
San Mateo, CA 94403-1906             Officer and       and Vice
                                     Vice President    President - AML
                                     - AML             Compliance since
                                     Compliance        2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc.
and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin
Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 67

------------------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION          TIME SERVED         BY BOARD MEMBER*                 OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)               Treasurer         Since 2004          Not Applicable                   Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of
most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton
Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)              Senior Vice       Since 2002          Not Applicable                   Not Applicable
500 East Broward Blvd.               President and
Suite 2100                           Chief Executive
Fort Lauderdale, FL 33394-3091       Officer -
                                     Finance and
                                     Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)                 Vice President    Since 2000          Not Applicable                   Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)              Vice President    Since 2000          Not Applicable                   Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services,
LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; Vice President, Templeton Global Advisor Limited; and officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy
Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman,
Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until
1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)             Vice President    Since 2006          Not Applicable                   Not Applicable
One Franklin Parkway                 and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


68 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION            TIME SERVED           BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)              Vice President      Since 2005            Not Applicable                  Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN VETTER (1951)               Chief Financial     Since 2004            Not Applicable                  Not Applicable
500 East Broward Blvd.            Officer and
Suite 2100                        Chief
Fort Lauderdale, FL 33394-3091    Accounting
                                  Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (1961)               Vice President      Since 1999            Not Applicable                  Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to March 31, 2007, S. Joseph Fortunato and Gordon S. Macklin ceased to be a director of the Fund.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 69

Franklin California Tax-Free Income Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


70 | Annual Report

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

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/07                                              Not part of the annual report

       [LOGO](R)
   FRANKLIN TEMPLETON                            One Franklin Parkway
      INVESTMENTS                                San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CALIFORNIA
TAX-FREE INCOME FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


112 A2007 05/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edith E. Holiday and Harris J. Ashton and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $73,631 for the fiscal year ended March 31, 2007 and $72,675 for the fiscal year ended March 31, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended March 31, 2007 and $0 for the fiscal year ended March 31, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $7,511 for the fiscal year ended March 31, 2007 and $0 for the fiscal year ended March 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $168,350 for the fiscal year ended March 31, 2007 and $4,500 for the fiscal year ended March 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $221,861 for the fiscal year ended March 31, 2007 and $4,500 for the fiscal year ended March 31, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  May 24, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  May 24, 2007